UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Multi-Asset Income Fund
Class A [PMIAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Multi-Asset Income Fund returned 6.70%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSA-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	6.70	3.70	3.97
Class A (with sales charge)	2.44	2.86	3.22
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class A shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSA-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSA-1025

Putnam Multi-Asset Income Fund
Class C [PMICX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$168	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Multi-Asset Income Fund returned 5.95%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSC-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	5.95	2.92	3.18
Class C (with sales charge)	4.95	2.92	3.18
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class C shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSC-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSC-1025

Putnam Multi-Asset Income Fund
Class P
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$49	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class P shares of Putnam Multi-Asset Income Fund returned 7.23%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSP-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class P	7.23	4.71	5.03
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSP-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSP-1025

Putnam Multi-Asset Income Fund
Class R [PMIRX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Multi-Asset Income Fund returned 6.44%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	6.44	3.45	3.71
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR-1025

Putnam Multi-Asset Income Fund
Class R5 [PMILX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$64	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Multi-Asset Income Fund returned 6.98%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR5-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	6.98	3.98	4.24
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR5-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR5-1025

Putnam Multi-Asset Income Fund
Class R6 [PMIVX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Multi-Asset Income Fund returned 7.17%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSR6-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	7.17	4.09	4.34
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R6 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSR6-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSR6-1025

Putnam Multi-Asset Income Fund
Class Y [PMIYX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Multi-Asset Income Fund returned 7.05%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.
Putnam Multi-Asset Income Fund	PAGE 1	39362-ATSY-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	7.05	3.98	4.24
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%
Putnam Multi-Asset Income Fund	PAGE 2	39362-ATSY-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Multi-Asset Income Fund	PAGE 3	39362-ATSY-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $129,926 in August 31, 2024 and $101,148 in August 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $19,395 in August 31, 2024 and $21,408 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in August 31, 2024 and $583,796 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Multi-Asset Income
Fund
Financial Statements and Other Important Information
Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 59
Notes to Consolidated Financial Statements 64
Report of Independent Registered Public Accounting Firm 81
Tax Information 82
Changes In and Disagreements with Accountants 83
Results of Meeting(s) of Shareholders 83
Remuneration Paid to Directors, Officers and Others 83
Board Approval of Management and Subadvisory Agreements 83

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.43 0.35 0.20
Net realized and unrealized gains (losses) .................................... 0.27 1.11 (0.02)
Total from investment operations ............................................. 0.70 1.46 0.18
Less distributions from:
Net investment income ................................................... (0.45) (0.37) (0.12)
Net asset value, end of year ................................................ $11.04 $10.79 $9.70
Total return
d
............................................................ 6.70% 15.38% 1.85%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.10% 1.11% 0.71%
Expenses net of waiver and payments by affiliates
f
............................... 0.88% 0.83% 0.46%
Net investment income .................................................... 3.91% 3.43% 2.05%
Supplemental data
Net assets, end of year (000’s) .............................................. $144,905 $147,709 $142,258
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.35 0.25 0.16
Net realized and unrealized gains (losses) .................................... 0.28 1.13 (0.02)
Total from investment operations ............................................. 0.63 1.38 0.14
Less distributions from:
Net investment income ................................................... (0.37) (0.29) (0.08)
Net asset value, end of year ................................................ $11.05 $10.79 $9.70
Total return
d
............................................................ 5.95% 14.50% 1.44%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.85% 1.86% 1.13%
Expenses net of waiver and payments by affiliates
f
............................... 1.63% 1.58% 0.88%
Net investment income .................................................... 3.16% 2.52% 1.64%
Supplemental data
Net assets, end of year (000’s) .............................................. $3,680 $6,629 $12,028
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.80 $9.71 $9.59 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.40 0.34 0.07 0.04
Net realized and unrealized gains (losses) ........... 0.28 1.10 0.05 (1.30) 0.96
Total from investment operations .................... 0.75 1.50 0.39 (1.23) 1.00
Less distributions from:
Net investment income .......................... (0.49) (0.41) (0.15) (0.08) (0.21)
Net realized gains ............................. — — (0.12) (0.38) —
Total distributions ............................... (0.49) (0.41) (0.27) (0.46) (0.21)
Net asset value, end of year ....................... $11.06 $10.80 $9.71 $9.59 $11.28
Total return .................................... 7.23% 15.85% 4.23% (11.37)% 9.68%
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 1.78% 2.90% 1.13%
Expenses net of waiver and payments by affiliates
d
...... 0.47% 0.41% 0.41% 0.23% 0.20%
Net investment income ........................... 4.32% 3.92% 3.58% 0.66% 0.40%
Supplemental data
Net assets, end of year (000’s) ..................... $46,813 $33,945 $20,177 $17,224 $15,322
Portfolio turnover rate ............................ 101% 143% 109% 124% 144%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.40 0.32 0.18
Net realized and unrealized gains (losses) .................................... 0.27 1.12 (0.02)
Total from investment operations ............................................. 0.67 1.44 0.16
Less distributions from:
Net investment income ................................................... (0.42) (0.35) (0.10)
Net asset value, end of year ................................................ $11.04 $10.79 $9.70
Total return
d
............................................................ 6.44% 15.10% 1.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.34% 1.36% 0.85%
Expenses net of waiver and payments by affiliates
f
............................... 1.12% 1.08% 0.60%
Net investment income .................................................... 3.67% 3.22% 1.91%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,544 $1,556 $2,306
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.80 $9.71 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.45 0.38 0.21
Net realized and unrealized gains (losses) .................................... 0.28 1.11 (0.01)
Total from investment operations ............................................. 0.73 1.49 0.20
Less distributions from:
Net investment income ................................................... (0.48) (0.40) (0.13)
Net asset value, end of year ................................................ $11.05 $10.80 $9.71
Total return
d
............................................................ 6.98% 15.68% 2.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.84% 0.83% 0.56%
Expenses net of waiver and payments by affiliates
f
............................... 0.62% 0.55% 0.31%
Net investment income .................................................... 4.17% 3.72% 2.21%
Supplemental data
Net assets, end of year (000’s) .............................................. $12 $12 $10
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.46 0.37 0.22
Net realized and unrealized gains (losses) .................................... 0.29 1.13 (0.02)
Total from investment operations ............................................. 0.75 1.50 0.20
Less distributions from:
Net investment income ................................................... (0.49) (0.41) (0.14)
Net asset value, end of year ................................................ $11.05 $10.79 $9.70
Total return
d
............................................................ 7.17% 15.81% 2.05%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.73% 0.73% 0.50%
Expenses net of waiver and payments by affiliates
f
............................... 0.51% 0.45% 0.25%
Net investment income .................................................... 4.28% 3.71% 2.26%
Supplemental data
Net assets, end of year (000’s) .............................................. $752 $3,894 $4,925
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2025* 2024
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
.................................................. 0.45 0.37 0.21
Net realized and unrealized gains (losses) .................................... 0.29 1.12 (0.02)
Total from investment operations ............................................. 0.74 1.49 0.19
Less distributions from:
Net investment income ................................................... (0.48) (0.40) (0.13)
Net asset value, end of year ................................................ $11.05 $10.79 $9.70
Total return
d
............................................................ 7.05% 15.66% 1.98%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.85% 0.86% 0.57%
Expenses net of waiver and payments by affiliates
f
............................... 0.63% 0.58% 0.32%
Net investment income .................................................... 4.16% 3.62% 2.19%
Supplemental data
Net assets, end of year (000’s) .............................................. $25,161 $34,753 $39,854
Portfolio turnover rate ..................................................... 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments, August 31, 2025
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 28.3%
Aerospace & Defense 0.5%
a
AeroVironment, Inc. ................................. United States 23 $ 5,551
a
Astronics Corp. ..................................... United States 136 4,946
General Dynamics Corp. .............................. United States 156 50,633
General Electric Co. ................................. United States 161 44,307
Leonardo DRS, Inc. ................................. United States 1,137 47,367
Lockheed Martin Corp. ............................... United States 1,779 810,566
Moog, Inc., A ....................................... United States 16 3,134
Rolls-Royce Holdings plc ............................. United Kingdom 7,661 110,474
RTX Corp. ........................................ United States 326 51,704
Safran SA ......................................... France 192 63,807
Thales SA ......................................... France 51 13,415
a
V2X, Inc. .......................................... United States 114 6,555
1,212,459
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 1,023 46,626
FedEx Corp. ....................................... United States 218 50,373
Hub Group, Inc., A ................................... United States 207 7,746
United Parcel Service, Inc., B .......................... United States 7,419 648,717
753,462
Automobile Components 0.0%
†
a
Adient plc ......................................... United States 316 7,837
a
American Axle & Manufacturing Holdings, Inc. .............. United States 1,681 9,783
Dana, Inc. ......................................... United States 902 18,184
Denso Corp. ....................................... Japan 500 7,165
a
Dorman Products, Inc. ............................... United States 23 3,721
a
Gentherm , Inc. ..................................... United States 94 3,456
Sumitomo Electric Industries Ltd. ....................... Japan 2,400 67,222
Visteon Corp. ...................................... United States 149 18,470
135,838
Automobiles 0.8%
Bayerische Motoren Werke AG ......................... Germany 317 33,165
Ford Motor Co. ..................................... United States 4,232 49,811
Isuzu Motors Ltd. ................................... Japan 1,400 18,338
Mercedes-Benz Group AG ............................ Germany 1,617 101,200
Stellantis NV ....................................... United States 12,349 118,244
Subaru Corp. ...................................... Japan 300 5,885
a
Tesla, Inc. ......................................... United States 2,841 948,525
Toyota Motor Corp. .................................. Japan 6,300 121,983
1,397,151
Banks 1.7%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................. Netherlands 1,921 55,409
Amalgamated Financial Corp. .......................... United States 211 6,096
Ameris Bancorp .................................... United States 44 3,224
ANZ Group Holdings Ltd. ............................. Australia 6,602 145,073
Associated Banc-Corp. ............................... United States 120 3,236
a
Axos Financial, Inc. .................................. United States 217 19,793
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,744 86,336
Banco de Sabadell SA ............................... Spain 32,404 123,077
Bank Leumi Le-Israel BM ............................. Israel 2,120 40,359
Bank of America Corp. ............................... United States 1,141 57,894
Bank of NT Butterfield & Son Ltd. (The) ................... United States 171 7,716
Banner Corp. ...................................... United States 41 2,748
Berkshire Hills Bancorp, Inc. ........................... United States 152 3,972
BNP Paribas SA .................................... France 1,043 93,729

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
BOC Hong Kong Holdings Ltd. ......................... China 13,000 $ 59,022
CaixaBank SA ...................................... Spain 14,837 148,148
Cathay General Bancorp .............................. United States 345 17,219
Central Pacific Financial Corp. ......................... United States 197 6,170
Citigroup, Inc. ...................................... United States 725 70,013
Citizens Financial Group, Inc. .......................... United States 995 52,019
Commonwealth Bank of Australia ....................... Australia 46 5,113
Credit Agricole SA ................................... France 4,663 85,296
a
Customers Bancorp, Inc. .............................. United States 234 16,775
Danske Bank A/S ................................... Denmark 1,418 58,362
Enterprise Financial Services Corp. ...................... United States 166 10,166
FB Financial Corp. .................................. United States 57 3,060
Financial Institutions, Inc. ............................. United States 104 2,878
First Bancorp ...................................... United States 758 16,850
First Financial Corp. ................................. United States 63 3,717
First Merchants Corp. ................................ United States 39 1,619
Hancock Whitney Corp. ............................... United States 316 19,883
Hanmi Financial Corp. ................................ United States 201 5,057
Heritage Commerce Corp. ............................. United States 297 3,068
Hilltop Holdings, Inc. ................................. United States 371 13,015
Hope Bancorp, Inc. .................................. United States 423 4,708
HSBC Holdings plc .................................. United Kingdom 17,240 220,696
Huntington Bancshares, Inc. ........................... United States 3,004 53,501
Independent Bank Corp. .............................. United States 98 3,223
Intesa Sanpaolo SpA ................................. Italy 28,148 177,207
JPMorgan Chase & Co. ............................... United States 160 48,227
Mercantile Bank Corp. ................................ United States 62 3,053
Metropolitan Bank Holding Corp. ........................ United States 46 3,652
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,300 80,661
National Bank Holdings Corp., A ........................ United States 78 3,059
Nordea Bank Abp ................................... Finland 8,924 136,183
Northrim BanCorp , Inc. ............................... United States 37 3,479
Northwest Bancshares, Inc. ............................ United States 230 2,910
OceanFirst Financial Corp. ............................ United States 242 4,450
OFG Bancorp ...................................... United States 227 10,158
Oversea-Chinese Banking Corp. Ltd. ..................... Singapore 1,600 20,863
Pacific Premier Bancorp, Inc. .......................... United States 402 9,845
Pathward Financial, Inc. .............................. United States 174 13,828
PNC Financial Services Group, Inc. (The) ................. United States 264 54,764
Popular, Inc. ....................................... United States 415 52,141
Preferred Bank ..................................... United States 90 8,496
Regions Financial Corp. .............................. United States 1,951 53,438
Simmons First National Corp., A ........................ United States 392 8,146
Swedbank AB, A .................................... Sweden 2,095 58,959
Synovus Financial Corp. .............................. United States 961 49,597
a
Third Coast Bancshares, Inc. .......................... United States 85 3,386
Towne Bank ....................................... United States 83 3,045
Truist Financial Corp. ................................ United States 1,154 54,030
Trustmark Corp. .................................... United States 302 12,162
United Overseas Bank Ltd. ............................ Singapore 3,200 87,637
Univest Financial Corp. ............................... United States 126 3,990
US Bancorp ....................................... United States 1,088 53,127
Veritex Holdings, Inc. ................................ United States 430 14,771
Webster Financial Corp. .............................. United States 914 56,869
Wells Fargo & Co. ................................... United States 11,170 917,951
Westamerica BanCorp ............................... United States 65 3,251
WSFS Financial Corp. ................................ United States 53 3,089

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Zions Bancorp NA ................................... United States 928 $ 53,833
3,598,497
Beverages 0.4%
Coca-Cola Co. (The) ................................. United States 664 45,809
Diageo plc ........................................ United Kingdom 1,396 38,716
PepsiCo, Inc. ...................................... United States 6,105 907,508
992,033
Biotechnology 0.1%
AbbVie, Inc. ....................................... United States 1,203 253,111
a
ACADIA Pharmaceuticals, Inc. ......................... United States 705 18,323
a
ADMA Biologics, Inc. ................................. United States 395 6,818
a
Agios Pharmaceuticals, Inc. ........................... United States 86 3,243
a
Akero Therapeutics, Inc. .............................. United States 344 16,075
a
Alkermes plc ....................................... United States 650 18,831
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 255 4,338
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 100 2,203
a
BioCryst Pharmaceuticals, Inc. ......................... United States 1,931 16,047
a
Biohaven Ltd. ...................................... United States 207 3,186
a
CareDx , Inc. ....................................... United States 235 3,210
a
Catalyst Pharmaceuticals, Inc. ......................... United States 191 3,933
a
Exelixis , Inc. ....................................... United States 1,292 48,347
a
Humacyte , Inc. ..................................... United States 3,052 4,731
a
Inhibrx Biosciences, Inc. .............................. United States 126 3,553
a
MiMedx Group, Inc. .................................. United States 389 2,762
a
Mineralys Therapeutics, Inc. ........................... United States 207 3,204
a
Nurix Therapeutics, Inc. .............................. United States 262 2,447
a
Protagonist Therapeutics, Inc. .......................... United States 295 17,420
a
Prothena Corp. plc .................................. Ireland 444 3,641
a
PTC Therapeutics, Inc. ............................... United States 297 14,651
a
Relay Therapeutics, Inc. .............................. United States 2,217 7,959
a
Replimune Group, Inc. ............................... United States 1,662 8,975
a
Rhythm Pharmaceuticals, Inc. .......................... United States 204 21,043
a
Rigel Pharmaceuticals, Inc. ............................ United States 82 3,186
a
Scholar Rock Holding Corp. ........................... United States 91 2,971
a
Stoke Therapeutics, Inc. .............................. United States 499 9,860
a
Tango Therapeutics, Inc. .............................. United States 887 5,952
a
Travere Therapeutics, Inc. ............................. United States 180 3,150
a
Vir Biotechnology, Inc. ................................ United States 1,506 7,440
a
Zymeworks , Inc. .................................... United States 216 3,199
523,809
Broadline Retail 0.7%
a
Amazon.com, Inc. ................................... United States 6,324 1,448,196
eBay, Inc. ......................................... United States 513 46,483
Prosus NV ........................................ China 98 6,062
Wesfarmers Ltd. .................................... Australia 529 31,686
1,532,427
Building Products 0.1%
Apogee Enterprises, Inc. .............................. United States 169 7,432
Assa Abloy AB, B ................................... Sweden 1,109 39,186
Cie de Saint-Gobain SA .............................. France 921 99,430
a
Gibraltar Industries, Inc. .............................. United States 50 3,129
Johnson Controls International plc ....................... United States 445 47,566
Owens Corning ..................................... United States 357 53,611
a
Resideo Technologies, Inc. ............................ United States 202 6,878

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Trane Technologies plc ............................... United States 129 $ 53,612
UFP Industries, Inc. .................................. United States 167 16,862
327,706
Capital Markets 1.0%
3i Group plc ....................................... United Kingdom 1,023 55,578
Ameriprise Financial, Inc. ............................. United States 100 51,481
b
Amundi SA, 144A, Reg S ............................. France 1,279 94,543
Bank of New York Mellon Corp. (The) .................... United States 609 64,310
Blackstone, Inc. .................................... United States 279 47,821
Futu Holdings Ltd., ADR .............................. Hong Kong 200 37,120
Goldman Sachs Group, Inc. (The) ....................... United States 207 154,267
Invesco Ltd. ....................................... United States 2,364 51,748
Janus Henderson Group plc ........................... United States 1,153 51,101
Morgan Stanley ..................................... United States 3,413 513,588
Nomura Holdings, Inc. ................................ Japan 4,600 32,730
Northern Trust Corp. ................................. United States 398 52,249
State Street Corp. ................................... United States 6,793 780,991
a
StoneX Group, Inc. .................................. United States 186 19,004
UBS Group AG ..................................... Switzerland 1,829 74,092
Virtu Financial, Inc., A ................................ United States 614 25,739
Virtus Investment Partners, Inc. ......................... United States 49 9,870
2,116,232
Chemicals 0.4%
Avient Corp. ....................................... United States 134 5,012
Balchem Corp. ..................................... United States 18 2,918
BASF SE ......................................... Germany 1,716 91,156
Cabot Corp. ....................................... United States 38 3,099
CF Industries Holdings, Inc. ........................... United States 570 49,379
Corteva, Inc. ....................................... United States 1,482 109,950
DuPont de Nemours, Inc. ............................. United States 704 54,152
Eastman Chemical Co. ............................... United States 754 53,036
Evonik Industries AG ................................. Germany 2,562 49,436
Huntsman Corp. .................................... United States 5,333 59,516
a
Ingevity Corp. ...................................... United States 60 3,503
Innospec, Inc. ...................................... United States 90 7,883
a
Intrepid Potash, Inc. ................................. United States 101 3,073
LyondellBasell Industries NV, A ......................... United States 902 50,828
Mativ Holdings, Inc. .................................. United States 276 3,469
Minerals Technologies, Inc. ............................ United States 204 13,352
Mosaic Co. (The) ................................... United States 746 24,916
NewMarket Corp. ................................... United States 66 54,579
a
Perimeter Solutions, Inc. .............................. United States 936 20,957
a
Rayonier Advanced Materials, Inc. ....................... United States 662 3,687
Shin-Etsu Chemical Co. Ltd. ........................... Japan 1,200 36,549
700,450
Commercial Services & Supplies 0.0%
†
ACCO Brands Corp. ................................. United States 684 2,750
Brink's Co. (The) .................................... United States 160 17,926
a
Cimpress plc ....................................... Ireland 58 3,661
a
CoreCivic , Inc. ..................................... United States 246 4,989
a
GEO Group, Inc. (The) ............................... United States 130 2,696
HNI Corp. ......................................... United States 60 2,696
Interface, Inc., A .................................... United States 554 14,803
a
OPENLANE, Inc. ................................... United States 113 3,268
Steelcase, Inc., A ................................... United States 258 4,319

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
UniFirst Corp. ...................................... United States 17 $ 3,023
60,131
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 1,620 221,211
a
Calix, Inc. ......................................... United States 199 11,831
Cisco Systems, Inc. ................................. United States 13,461 930,020
a
CommScope Holding Co., Inc. ......................... United States 321 5,149
a
Extreme Networks, Inc. ............................... United States 844 18,045
a
NETGEAR, Inc. ..................................... United States 521 14,156
a
NetScout Systems, Inc. ............................... United States 135 3,360
Ubiquiti, Inc. ....................................... United States 102 53,869
a
Viavi Solutions, Inc. .................................. United States 270 3,046
1,260,687
Construction & Engineering 0.1%
Argan, Inc. ........................................ United States 77 17,573
a
Limbach Holdings, Inc. ............................... United States 30 3,437
Obayashi Corp. ..................................... Japan 1,500 24,332
Primoris Services Corp. ............................... United States 186 22,050
a
Sterling Infrastructure, Inc. ............................ United States 84 23,397
a
Tutor Perini Corp. ................................... United States 306 18,036
Vinci SA .......................................... France 1,041 141,192
250,017
Construction Materials 0.1%
Heidelberg Materials AG .............................. Germany 83 19,633
Holcim AG ........................................ United States 1,700 142,492
162,125
Consumer Finance 0.1%
Bread Financial Holdings, Inc. .......................... United States 286 18,930
a
Enova International, Inc. .............................. United States 152 18,438
a
LendingClub Corp. .................................. United States 1,042 17,902
OneMain Holdings, Inc. ............................... United States 880 54,437
PROG Holdings, Inc. ................................. United States 317 11,171
Synchrony Financial ................................. United States 677 51,682
172,560
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd. .................................... Australia 3,172 49,518
Koninklijke Ahold Delhaize NV .......................... Netherlands 1,774 71,089
Target Corp. ....................................... United States 456 43,767
Tesco plc ......................................... United Kingdom 5,017 28,677
a
United Natural Foods, Inc. ............................. United States 119 3,365
Walmart, Inc. ...................................... United States 941 91,258
287,674
Containers & Packaging 0.0%
†
a
O-I Glass, Inc. ...................................... United States 230 2,988
Packaging Corp. of America ........................... United States 229 49,913
52,901
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 72,748 633,635
a
Coursera, Inc. ...................................... United States 1,390 15,985
a
Duolingo, Inc., A .................................... United States 141 41,998

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
a
Frontdoor , Inc. ..................................... United States 306 $ 18,590
a
Laureate Education, Inc. .............................. United States 683 18,769
a
Udemy, Inc. ........................................ United States 410 2,813
731,790
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 292 5,647
Broadstone Net Lease, Inc. ............................ United States 190 3,532
Covivio SA ........................................ France 1,120 73,418
WP Carey, Inc. ..................................... United States 735 49,319
131,916
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 26,046 762,887
a
Bandwidth, Inc., A ................................... United States 268 4,020
HKT Trust & HKT Ltd. ................................ Hong Kong 40,000 60,676
IDT Corp., B ....................................... United States 125 8,009
a
Lumen Technologies, Inc. ............................. United States 3,945 19,607
Telia Co. AB ....................................... Sweden 1,630 6,085
Telstra Group Ltd. ................................... Australia 21,175 67,745
Verizon Communications, Inc. .......................... United States 1,851 81,870
1,010,899
Electric Utilities 0.4%
ALLETE, Inc. ...................................... United States 66 4,234
Duke Energy Corp. .................................. United States 391 47,894
Edison International ................................. United States 11,902 668,059
Enel SpA ......................................... Italy 16,292 150,345
Exelon Corp. ....................................... United States 1,100 48,048
Fortum OYJ ....................................... Finland 373 6,454
Iberdrola SA ....................................... Spain 3,612 68,090
Kansai Electric Power Co., Inc. (The) .................... Japan 1,100 15,262
NRG Energy, Inc. ................................... United States 318 46,288
a
Oklo , Inc., A ....................................... United States 56 4,124
Origin Energy Ltd. ................................... Australia 11,639 98,192
Otter Tail Corp. ..................................... United States 20 1,680
Portland General Electric Co. .......................... United States 107 4,577
TXNM Energy, Inc. .................................. United States 58 3,285
1,166,532
Electrical Equipment 0.7%
ABB Ltd. .......................................... Switzerland 1,722 115,565
Allient , Inc. ........................................ United States 142 6,444
EnerSys .......................................... United States 165 16,937
Fujikura Ltd. ....................................... Japan 400 33,936
GE Vernova , Inc. .................................... United States 862 528,380
Mitsubishi Electric Corp. .............................. Japan 600 14,324
a
NANO Nuclear Energy, Inc. ............................ United States 282 9,176
a
NEXTracker, Inc., A .................................. United States 178 11,972
a
NuScale Power Corp., A .............................. United States 129 4,470
Powell Industries, Inc. ................................ United States 14 3,726
a
Power Solutions International, Inc. ....................... United States 139 11,522
Rockwell Automation, Inc. ............................. United States 146 50,141
a
Siemens Energy AG ................................. Germany 134 14,255
Vertiv Holdings Co., A ................................ United States 4,525 577,164
a
Vicor Corp. ........................................ United States 60 3,067
1,401,079

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.0%
†
a
Aeva Technologies, Inc. .............................. United States 255 $ 3,775
a
Arlo Technologies, Inc. ............................... United States 601 10,463
Belden, Inc. ....................................... United States 36 4,687
Benchmark Electronics, Inc. ........................... United States 38 1,542
a
Itron , Inc. ......................................... United States 148 18,195
a
nLight , Inc. ........................................ United States 196 5,645
a
Plexus Corp. ....................................... United States 23 3,151
a
Sanmina Corp. ..................................... United States 39 4,583
a
ScanSource, Inc. ................................... United States 72 3,143
a
TTM Technologies, Inc. ............................... United States 401 17,873
73,057
Energy Equipment & Services 0.2%
Halliburton Co. ..................................... United States 2,327 52,893
Kodiak Gas Services, Inc. ............................. United States 78 2,792
Liberty Energy, Inc., A ................................ United States 247 2,779
a
National Energy Services Reunited Corp. ................. United States 406 3,800
a
Oceaneering International, Inc. ......................... United States 564 13,762
a
Oil States International, Inc. ........................... United States 670 3,752
Schlumberger NV ................................... United States 1,530 56,365
TechnipFMC plc .................................... United Kingdom 1,568 57,640
Weatherford International plc ........................... United States 887 56,506
250,289
Entertainment 0.1%
Capcom Co. Ltd. .................................... Japan 1,100 29,683
Cinemark Holdings, Inc. .............................. United States 209 5,392
a
Netflix, Inc. ........................................ United States 41 49,538
a
Spotify Technology SA ................................ United States 233 158,878
Walt Disney Co. (The) ................................ United States 425 50,312
293,803
Financial Services 0.5%
Banca Mediolanum SpA .............................. Italy 452 9,143
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 114 5,259
Compass Diversified Holdings .......................... United States 549 4,117
Corebridge Financial, Inc. ............................. United States 1,530 53,198
Equitable Holdings, Inc. ............................... United States 9,373 499,206
Essent Group Ltd. ................................... United States 49 3,074
Investor AB, B ...................................... Sweden 240 7,394
Jackson Financial, Inc., A ............................. United States 229 22,625
M&G plc .......................................... United Kingdom 26,958 96,565
Mastercard, Inc., A .................................. United States 90 53,576
Merchants Bancorp .................................. United States 151 4,895
a
NMI Holdings, Inc., A ................................. United States 270 10,625
Pagseguro Digital Ltd., A .............................. Brazil 1,783 15,976
a
Payoneer Global, Inc. ................................ United States 437 3,037
a
Paysafe Ltd. ....................................... United States 215 3,034
PennyMac Financial Services, Inc. ...................... United States 77 8,478
a
StoneCo Ltd., A ..................................... Brazil 185 3,047
Western Union Co. (The) .............................. United States 49,343 427,804
1,231,053
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 829 51,929
Calavo Growers, Inc. ................................. United States 100 2,735
Cal-Maine Foods, Inc. ................................ United States 174 20,121
Conagra Brands, Inc. ................................ United States 2,509 47,997

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Dole plc .......................................... United States 761 $ 11,202
Fresh Del Monte Produce, Inc. ......................... United States 254 9,215
Hormel Foods Corp. ................................. United States 1,726 43,909
Ingredion, Inc. ...................................... United States 388 50,262
Kraft Heinz Co. (The) ................................ United States 1,778 49,731
Nestle SA ......................................... United States 1,597 150,646
a
Seneca Foods Corp., A ............................... United States 29 3,283
a
Simply Good Foods Co. (The) .......................... United States 49 1,403
Smithfield Foods, Inc. ................................ United States 2,275 57,853
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 115,500 124,116
624,402
Gas Utilities 0.0%
†
New Jersey Resources Corp. .......................... United States 341 16,126
Northwest Natural Holding Co. ......................... United States 73 3,032
Spire, Inc. ......................................... United States 38 2,911
22,069
Ground Transportation 0.4%
CSX Corp. ........................................ United States 1,383 44,961
Union Pacific Corp. .................................. United States 3,782 845,542
890,503
Health Care Equipment & Supplies 0.3%
a
AngioDynamics , Inc. ................................. United States 336 3,447
a
AtriCure , Inc. ....................................... United States 88 3,255
a
Avanos Medical, Inc. ................................. United States 247 2,949
a
Axogen , Inc. ....................................... United States 335 5,407
a
Bioventus, Inc., A ................................... United States 370 2,738
a
Glaukos Corp. ...................................... United States 111 10,636
Hoya Corp. ........................................ Japan 800 103,301
a
Intuitive Surgical, Inc. ................................ United States 97 45,910
a
Lantheus Holdings, Inc. ............................... United States 249 13,670
a
LivaNova plc ....................................... United States 205 11,556
Medtronic plc ...................................... United States 3,004 278,801
a
Novocure Ltd. ...................................... United States 1,358 16,744
Olympus Corp. ..................................... Japan 1,100 12,750
Sonova Holding AG .................................. Switzerland 113 32,915
a
Surmodics , Inc. ..................................... United States 84 2,859
546,938
Health Care Providers & Services 0.1%
a
Castle Biosciences, Inc. .............................. United States 589 14,142
Cigna Group (The) .................................. United States 165 49,644
a
GeneDx Holdings Corp., A ............................. United States 38 4,921
a
Guardant Health, Inc. ................................ United States 387 26,092
a
Hims & Hers Health, Inc. .............................. United States 367 15,542
a
Option Care Health, Inc. .............................. United States 270 7,744
Select Medical Holdings Corp. .......................... United States 449 5,841
UnitedHealth Group, Inc. .............................. United States 191 59,185
183,111
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 104 4,450
CareTrust REIT, Inc. ................................. United States 632 21,747
LTC Properties, Inc. ................................. United States 37 1,351
National Health Investors, Inc. .......................... United States 39 3,053

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Omega Healthcare Investors, Inc. ....................... United States 1,209 $ 51,467
Sabra Health Care REIT, Inc. .......................... United States 171 3,268
85,336
Health Care Technology 0.0%
†
HealthStream, Inc. .................................. United States 120 3,370
a
LifeMD , Inc. ....................................... United States 433 2,680
a
Phreesia, Inc. ...................................... United States 395 12,506
a
Teladoc Health, Inc. ................................. United States 2,248 17,377
a
Waystar Holding Corp. ............................... United States 191 7,235
43,168
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 226 2,952
Park Hotels & Resorts, Inc. ............................ United States 4,447 52,297
Ryman Hospitality Properties, Inc. ....................... United States 154 15,214
Xenia Hotels & Resorts, Inc. ........................... United States 114 1,611
72,074
Hotels, Restaurants & Leisure 0.2%
a
Airbnb, Inc., A ...................................... United States 417 54,431
Aristocrat Leisure Ltd. ................................ Australia 1,229 58,275
Booking Holdings, Inc. ............................... United States 19 106,382
Brightstar Lottery plc ................................. United States 902 15,009
a
Brinker International, Inc. ............................. United States 141 21,993
a
DoorDash , Inc., A ................................... United States 184 45,126
b
Evolution AB, 144A, Reg S ............................ Sweden 42 3,639
b
FDJ United, 144A, Reg S ............................. France 1,722 55,427
Galaxy Entertainment Group Ltd. ....................... Macau 2,000 10,603
Golden Entertainment, Inc. ............................ United States 116 2,885
Las Vegas Sands Corp. ............................... United States 893 51,464
a
Life Time Group Holdings, Inc. ......................... United States 101 2,820
Monarch Casino & Resort, Inc. ......................... United States 35 3,652
Red Rock Resorts, Inc., A ............................. United States 61 3,774
435,480
Household Durables 0.0%
†
Garmin Ltd. ........................................ United States 214 51,749
a
Hovnanian Enterprises, Inc., A .......................... United States 31 4,351
KB Home ......................................... United States 55 3,495
a
M/I Homes, Inc. ..................................... United States 110 16,199
a
Sonos, Inc. ........................................ United States 261 3,633
Sony Group Corp. ................................... Japan 400 10,933
a
Taylor Morrison Home Corp., A ......................... United States 303 20,413
a
Tri Pointe Homes, Inc. ................................ United States 513 18,124
128,897
Household Products 0.1%
Colgate-Palmolive Co. ............................... United States 560 47,079
Energizer Holdings, Inc. .............................. United States 132 3,638
Kimberly-Clark Corp. ................................. United States 469 60,567
Procter & Gamble Co. (The) ........................... United States 325 51,038
162,322
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) .................................... United States 3,831 51,872
a,c
Glow Energy PCL ................................... Thailand 35,800 11

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ........................................ United States 245 $ 46,332
98,215
Industrial Conglomerates 0.1%
DCC plc .......................................... United Kingdom 184 11,701
Honeywell International, Inc. ........................... United States 214 46,973
Siemens AG ....................................... Germany 502 139,157
197,831
Industrial REITs 0.1%
Prologis, Inc. ....................................... United States 484 55,070
Insurance 1.0%
AIA Group Ltd. ..................................... Hong Kong 400 3,802
Allianz SE ......................................... Germany 460 194,480
Allstate Corp. (The) .................................. United States 239 48,625
AXA SA ........................................... France 2,523 117,516
Axis Capital Holdings Ltd. ............................. United States 478 47,121
CNA Financial Corp. ................................. United States 1,037 51,383
CNO Financial Group, Inc. ............................ United States 406 16,025
Dai-ichi Life Holdings, Inc. ............................. Japan 9,700 79,594
Everest Group Ltd. .................................. United States 141 48,205
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 201 3,514
a
Genworth Financial, Inc., A ............................ United States 2,118 18,151
a
Hamilton Insurance Group Ltd., B ....................... United States 629 14,995
a
Heritage Insurance Holdings, Inc. ....................... United States 472 10,747
Horace Mann Educators Corp. ......................... United States 190 8,736
Legal & General Group plc ............................ United Kingdom 33,107 110,806
Lincoln National Corp. ................................ United States 1,193 51,215
Mercury General Corp. ............................... United States 24 1,856
MetLife, Inc. ....................................... United States 6,818 554,712
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 37 23,602
NN Group NV ...................................... Netherlands 760 52,313
Old Republic International Corp. ........................ United States 1,337 53,440
Phoenix Group Holdings plc ........................... United Kingdom 6,679 61,519
Prudential Financial, Inc. .............................. United States 4,015 440,285
a
SiriusPoint Ltd. ..................................... Sweden 199 3,725
Swiss Re AG ....................................... United States 555 100,590
Tokio Marine Holdings, Inc. ............................ Japan 2,000 85,776
Universal Insurance Holdings, Inc. ....................... United States 173 4,219
Unum Group ....................................... United States 666 46,527
2,253,479
Interactive Media & Services 2.2%
Alphabet, Inc., A .................................... United States 12,260 2,610,277
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 1,408 15,290
a
Cargurus , Inc., A .................................... United States 435 15,051
a
EverQuote , Inc., A ................................... United States 488 11,346
a
fuboTV , Inc. ....................................... United States 3,402 12,009
a
Grindr, Inc. ........................................ Singapore 371 5,803
LY Corp. .......................................... Japan 15,100 47,806
Meta Platforms, Inc., A ............................... United States 2,732 2,018,128
a
Reddit, Inc., A ...................................... United States 302 67,974
a
ZipRecruiter, Inc., A .................................. United States 732 3,660
4,807,344
IT Services 0.1%
Fujitsu Ltd. ........................................ Japan 900 21,658

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
NEC Corp. ........................................ Japan 1,100 $ 33,496
a
Snowflake, Inc., A ................................... United States 261 62,290
117,444
Leisure Products 0.0%
†
Hasbro, Inc. ....................................... United States 596 48,377
a
Latham Group, Inc. .................................. United States 423 3,397
Polaris, Inc. ........................................ United States 310 17,540
69,314
Life Sciences Tools & Services 0.0%
†
a
10X Genomics, Inc., A ................................ United States 1,229 17,218
Machinery 0.3%
Alamo Group, Inc. ................................... United States 19 4,018
Albany International Corp., A ........................... United States 46 2,921
Allison Transmission Holdings, Inc. ...................... United States 538 46,973
Atmus Filtration Technologies, Inc. ...................... United States 411 18,298
a
Blue Bird Corp. ..................................... United States 170 9,926
Caterpillar, Inc. ..................................... United States 143 59,923
Cummins, Inc. ...................................... United States 131 52,196
ESCO Technologies, Inc. .............................. United States 26 5,224
FANUC Corp. ...................................... Japan 3,100 86,178
Federal Signal Corp. ................................. United States 32 3,936
Franklin Electric Co., Inc. ............................. United States 35 3,425
GEA Group AG ..................................... Germany 316 23,000
Hyster-Yale, Inc. .................................... United States 88 3,300
Komatsu Ltd. ...................................... Japan 3,900 132,032
Lincoln Electric Holdings, Inc. .......................... United States 101 24,506
a
Microvast Holdings, Inc. .............................. United States 4,127 11,019
Mueller Water Products, Inc., A ......................... United States 143 3,769
a
Proto Labs, Inc. ..................................... United States 101 5,031
REV Group, Inc. .................................... United States 203 10,802
Sandvik AB ........................................ Sweden 719 18,184
a
SPX Technologies, Inc. ............................... United States 21 3,929
Tennant Co. ....................................... United States 35 2,871
Watts Water Technologies, Inc., A ....................... United States 84 23,260
Worthington Enterprises, Inc. .......................... United States 67 4,409
559,130
Marine Transportation 0.1%
Costamare , Inc. .................................... Monaco 604 6,910
Kuehne + Nagel International AG ....................... Switzerland 156 31,803
Matson, Inc. ....................................... United States 162 16,856
Nippon Yusen KK ................................... Japan 1,100 39,652
Safe Bulkers, Inc. ................................... Monaco 505 2,146
SITC International Holdings Co. Ltd. ..................... China 27,000 95,178
192,545
Media 0.5%
Comcast Corp., A ................................... United States 25,825 877,275
a
Magnite , Inc. ....................................... United States 331 8,589
New York Times Co. (The), A ........................... United States 831 49,727
a
Nexxen International Ltd. ............................. Israel 470 4,714
Publicis Groupe SA .................................. France 254 23,454
a
PubMatic, Inc., A .................................... United States 348 3,017

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
WPP plc .......................................... United Kingdom 18,843 $ 99,917
1,066,693
Metals & Mining 0.3%
a
Alpha Metallurgical Resources, Inc. ...................... United States 63 9,399
BHP Group Ltd., (AUD Traded) ......................... Australia 5,509 153,552
BHP Group Ltd., (GBP Traded) ......................... Australia 348 9,703
a
Coeur Mining, Inc. ................................... United States 237 3,117
Commercial Metals Co. ............................... United States 59 3,403
a
Constellium SE, A ................................... United States 1,173 16,997
Fortescue Ltd. ...................................... Australia 11,082 139,779
Freeport-McMoRan, Inc. .............................. United States 1,167 51,815
Hecla Mining Co. ................................... United States 646 5,497
Northern Star Resources Ltd. .......................... Australia 925 11,544
Rio Tinto Ltd. ...................................... Australia 146 11,029
Rio Tinto plc ....................................... Australia 2,003 125,211
Southern Copper Corp. ............................... Mexico 504 48,433
SunCoke Energy, Inc. ................................ United States 433 3,343
592,822
Mortgage Real Estate Investment Trusts (REITs) 0.5%
AGNC Investment Corp. .............................. United States 15,872 154,911
Annaly Capital Management, Inc. ....................... United States 2,273 48,165
BrightSpire Capital, Inc., A ............................. United States 853 4,947
Chimera Investment Corp. ............................. United States 221 3,132
Ladder Capital Corp., A ............................... United States 247 2,870
MFA Financial, Inc. .................................. United States 290 2,958
Rithm Capital Corp. .................................. United States 58,694 726,632
Starwood Property Trust, Inc. .......................... United States 2,450 49,661
TPG RE Finance Trust, Inc. ............................ United States 617 5,769
999,045
Multi-Utilities 0.1%
Avista Corp. ....................................... United States 332 12,131
Black Hills Corp. .................................... United States 235 14,055
E.ON SE .......................................... Germany 3,755 66,957
Engie SA ......................................... France 5,819 120,415
Northwestern Energy Group, Inc. ....................... United States 51 2,933
Public Service Enterprise Group, Inc. .................... United States 584 48,081
264,572
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 99 2,849
Empire State Realty Trust, Inc., A ....................... United States 373 2,853
5,702
Oil, Gas & Consumable Fuels 1.0%
Aker BP ASA ....................................... Norway 3,407 86,190
Antero Midstream Corp. .............................. United States 3,322 59,098
Berry Corp. ........................................ United States 979 3,270
Chevron Corp. ..................................... United States 329 52,837
ConocoPhillips ..................................... United States 500 49,485
Core Natural Resources, Inc. .......................... United States 139 10,322
Coterra Energy, Inc. ................................. United States 2,049 50,078
Dorian LPG Ltd. .................................... United States 126 4,029
ENEOS Holdings, Inc. ................................ Japan 4,300 25,462
Eni SpA .......................................... Italy 1,341 23,972

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Equinor ASA ....................................... Norway 2,640 $ 65,152
Excelerate Energy, Inc., A ............................. United States 123 3,004
Exxon Mobil Corp. ................................... United States 5,097 582,536
a
Gulfport Energy Corp. ................................ United States 17 2,959
HF Sinclair Corp. ................................... United States 1,211 61,616
International Seaways, Inc. ............................ United States 73 3,316
Kinder Morgan, Inc. .................................. United States 1,870 50,453
Marathon Petroleum Corp. ............................ United States 309 55,530
Murphy Oil Corp. .................................... United States 452 11,237
Neste OYJ ........................................ Finland 1,870 34,368
OMV AG .......................................... Austria 878 48,360
Peabody Energy Corp. ............................... United States 951 16,547
Phillips 66 ......................................... United States 425 56,772
Repsol SA ......................................... Spain 3,673 60,223
Scorpio Tankers, Inc. ................................. Monaco 363 18,295
Shell plc .......................................... United States 1,088 40,059
Teekay Corp. Ltd. ................................... United States 1,296 10,627
Teekay Tankers Ltd., A ............................... Canada 335 16,472
TotalEnergies SE ................................... France 1,110 69,687
Valero Energy Corp. ................................. United States 1,609 244,584
Williams Cos., Inc. (The) .............................. United States 848 49,082
Woodside Energy Group Ltd. .......................... Australia 7,849 135,297
World Kinect Corp. .................................. United States 108 2,895
2,003,814
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 198 9,134
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................. United States 872 53,872
International Consolidated Airlines Group SA ............... United Kingdom 1,092 5,646
a
Joby Aviation, Inc. ................................... United States 505 7,146
Singapore Airlines Ltd. ............................... Singapore 9,100 46,658
a
SkyWest, Inc. ...................................... United States 166 20,152
a
Sun Country Airlines Holdings, Inc. ...................... United States 356 4,717
138,191
Personal Care Products 0.0%
†
L'Oreal SA ........................................ France 12 5,603
Unilever plc ........................................ United Kingdom 1,303 82,200
87,803
Pharmaceuticals 2.2%
a
Arvinas , Inc. ....................................... United States 1,570 12,136
Astellas Pharma, Inc. ................................ Japan 5,000 54,888
AstraZeneca plc .................................... United Kingdom 251 40,013
Bristol-Myers Squibb Co. .............................. United States 17,401 820,979
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,700 119,317
Daiichi Sankyo Co. Ltd. ............................... Japan 2,700 64,562
Eli Lilly & Co. ...................................... United States 290 212,448
GSK plc .......................................... United States 4,654 91,964
Johnson & Johnson ................................. United States 6,115 1,083,395
Merck & Co., Inc. ................................... United States 10,922 918,759
Novartis AG ....................................... United States 2,022 255,929
Novo Nordisk A/S, B ................................. Denmark 1,131 63,912
Pfizer, Inc. ......................................... United States 27,390 678,176
Roche Holding AG .................................. United States 285 92,932
Sanofi SA ......................................... United States 448 44,447

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Supernus Pharmaceuticals, Inc. ........................ United States 395 $ 17,822
Takeda Pharmaceutical Co. Ltd. ........................ Japan 1,900 57,195
a
WaVe Life Sciences Ltd. .............................. United States 426 4,090
4,632,964
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 2,636 801,476
Heidrick & Struggles International, Inc. ................... United States 88 4,471
a
IBEX Holdings Ltd. .................................. United States 130 3,839
Korn Ferry ........................................ United States 136 10,083
a
Legalzoom.com, Inc. ................................. United States 1,439 15,944
Maximus, Inc. ...................................... United States 41 3,605
Recruit Holdings Co. Ltd. ............................. Japan 1,800 103,002
a
Upwork, Inc. ....................................... United States 1,137 17,498
959,918
Real Estate Management & Development 0.0%
†
a
Anywhere Real Estate, Inc. ............................ United States 760 4,644
a
Cushman & Wakefield plc ............................. United States 1,178 18,577
23,221
Residential REITs 0.0%
†
Equity Residential ................................... United States 786 51,970
Invitation Homes, Inc. ................................ United States 1,614 50,502
NexPoint Residential Trust, Inc. ......................... United States 88 3,037
105,509
Retail REITs 0.4%
CBL & Associates Properties, Inc. ....................... United States 103 3,281
Curbline Properties Corp. ............................. United States 314 7,074
Kite Realty Group Trust ............................... United States 332 7,576
Link REIT ......................................... Hong Kong 900 4,807
NNN REIT, Inc. ..................................... United States 1,183 50,763
Simon Property Group, Inc. ............................ United States 4,637 837,720
SITE Centers Corp. .................................. United States 1,226 15,055
Tanger , Inc. ........................................ United States 89 3,042
Urban Edge Properties ............................... United States 733 15,166
944,484
Semiconductors & Semiconductor Equipment 3.1%
a
Ambarella, Inc. ..................................... United States 221 18,228
Applied Materials, Inc. ................................ United States 275 44,209
ASML Holding NV ................................... Netherlands 333 247,283
a
Astera Labs, Inc. .................................... United States 1,097 199,873
Broadcom, Inc. ..................................... United States 3,366 1,001,015
a
CEVA, Inc. ........................................ United States 126 2,800
a
Credo Technology Group Holding Ltd. .................... United States 270 33,225
a
Impinj , Inc. ........................................ United States 114 21,372
KLA Corp. ......................................... United States 52 45,344
Lam Research Corp. ................................. United States 1,776 177,866
a
MaxLinear , Inc., A ................................... United States 215 3,380
NVIDIA Corp. ...................................... United States 23,165 4,034,880
QUALCOMM, Inc. ................................... United States 5,779 928,859
a
Rambus, Inc. ...................................... United States 306 22,574
Renesas Electronics Corp. ............................ Japan 2,800 32,683
a
Rigetti Computing, Inc. ............................... United States 202 3,278
SCREEN Holdings Co. Ltd. ............................ Japan 100 7,559

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............................. United States 670 $ 50,210
Tokyo Electron Ltd. .................................. Japan 700 95,330
6,969,968
Software 1.7%
a
8x8, Inc. .......................................... United States 1,133 2,243
A10 Networks, Inc. .................................. United States 200 3,542
a
ACI Worldwide, Inc. .................................. United States 175 8,636
Adeia , Inc. ........................................ United States 222 3,339
a
Adobe, Inc. ........................................ United States 537 191,548
a
Alarm.com Holdings, Inc. ............................. United States 54 3,166
a
AppLovin Corp., A ................................... United States 108 51,688
a
Atlassian Corp., A ................................... United States 785 139,557
a
Autodesk, Inc. ...................................... United States 166 52,240
a
Blend Labs, Inc., A .................................. United States 3,568 12,916
a
Cerence , Inc. ...................................... United States 129 1,358
a
Commvault Systems, Inc. ............................. United States 123 22,957
a
Crowdstrike Holdings, Inc., A ........................... United States 113 47,878
a
Domo, Inc., B ...................................... United States 685 10,056
a
D-Wave Quantum, Inc. ............................... Canada 474 7,404
InterDigital , Inc. ..................................... United States 85 23,095
Intuit, Inc. ......................................... United States 68 45,356
a
Life360, Inc. ....................................... United States 188 17,004
a
LiveRamp Holdings, Inc. .............................. United States 437 12,201
a
Manhattan Associates, Inc. ............................ United States 237 51,059
Microsoft Corp. ..................................... United States 4,629 2,345,468
OneSpan , Inc. ...................................... United States 210 3,176
a
PagerDuty, Inc. ..................................... United States 193 3,231
a
Palantir Technologies, Inc., A ........................... United States 413 64,721
Pegasystems, Inc. ................................... United States 904 49,006
a
PROS Holdings, Inc. ................................. United States 211 3,270
a
Q2 Holdings, Inc. ................................... United States 78 6,141
a
Rapid7, Inc. ....................................... United States 343 7,104
a
Rubrik, Inc., A ...................................... United States 588 52,567
Salesforce, Inc. ..................................... United States 212 54,325
SAP SE .......................................... Germany 450 122,488
a
ServiceNow, Inc. .................................... United States 67 61,470
a
Weave Communications, Inc. .......................... United States 421 3,275
a
Workiva, Inc., A ..................................... United States 19 1,563
a
Xperi , Inc. ......................................... United States 481 2,886
3,487,934
Specialized REITs 0.2%
CubeSmart ........................................ United States 1,218 49,841
EPR Properties ..................................... United States 3,037 164,757
Extra Space Storage, Inc. ............................. United States 357 51,258
Farmland Partners, Inc. ............................... United States 268 2,953
Gaming and Leisure Properties, Inc. ..................... United States 1,089 52,283
Millrose Properties, Inc., A ............................. United States 1,536 54,236
Outfront Media, Inc. ................................. United States 891 16,644
PotlatchDeltic Corp. ................................. United States 68 2,858
Public Storage ..................................... United States 177 52,142
VICI Properties, Inc., A ............................... United States 1,439 48,609
495,581
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 191 17,864
American Eagle Outfitters, Inc. ......................... United States 288 3,727

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Best Buy Co., Inc. ................................... United States 2,761 $ 203,320
Buckle, Inc. (The) ................................... United States 69 3,905
Fast Retailing Co. Ltd. ................................ Japan 200 62,516
Gap, Inc. (The) ..................................... United States 2,331 51,305
a
Genesco, Inc. ...................................... United States 108 3,454
H & M Hennes & Mauritz AB, B ......................... Sweden 1,178 17,312
Home Depot, Inc. (The) ............................... United States 115 46,779
Industria de Diseno Textil SA ........................... Spain 1,092 54,010
J Jill, Inc. ......................................... United States 166 2,782
Ross Stores, Inc. ................................... United States 327 48,121
a
Sally Beauty Holdings, Inc. ............................ United States 311 4,310
TJX Cos., Inc. (The) ................................. United States 5,579 762,147
Upbound Group, Inc. ................................. United States 123 3,125
a
Urban Outfitters, Inc. ................................. United States 76 5,098
a
Victoria's Secret & Co. ............................... United States 451 10,382
ZOZO, Inc. ........................................ Japan 1,700 15,797
1,315,954
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. ........................................ United States 15,275 3,545,939
Canon, Inc. ........................................ Japan 2,200 64,383
a
IonQ , Inc. ......................................... United States 560 23,934
NetApp, Inc. ....................................... United States 417 47,033
3,681,289
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. ....................................... United States 383 10,938
a
G-III Apparel Group Ltd. .............................. United States 151 4,077
a
Hanesbrands, Inc. ................................... United States 561 3,540
Hermes International SCA ............................. France 38 93,068
Kering SA ......................................... France 34 9,111
Kontoor Brands, Inc. ................................. United States 40 3,090
LVMH Moet Hennessy Louis Vuitton SE .................. France 311 183,625
NIKE, Inc., B ....................................... United States 622 48,124
Pandora A/S ....................................... Denmark 279 38,571
394,144
Tobacco 0.3%
British American Tobacco plc ........................... United Kingdom 3,311 188,024
Imperial Brands plc .................................. United Kingdom 1,748 73,823
Philip Morris International, Inc. ......................... United States 2,881 481,502
Turning Point Brands, Inc. ............................. United States 164 16,318
759,667
Trading Companies & Distributors 0.2%
Boise Cascade Co. .................................. United States 126 10,962
a
DNOW, Inc. ....................................... United States 718 11,488
a
Hudson Technologies, Inc. ............................ United States 508 5,161
ITOCHU Corp. ..................................... Japan 1,400 79,084
Marubeni Corp. ..................................... Japan 3,500 79,433
McGrath RentCorp .................................. United States 36 4,374
Mitsubishi Corp. .................................... Japan 3,600 81,277
Mitsui & Co. Ltd. .................................... Japan 5,700 131,222
a
NPK International, Inc. ............................... United States 409 4,254
Sumitomo Corp. .................................... Japan 2,100 58,811
Toyota Tsusho Corp. ................................. Japan 300 7,985
474,051

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 3,020 $ 87,533
Water Utilities 0.0%
†
American States Water Co. ............................ United States 38 2,832
California Water Service Group ......................... United States 71 3,332
H2O America ...................................... United States 71 3,576
United Utilities Group plc .............................. United Kingdom 1,185 18,410
28,150
Wireless Telecommunication Services 0.0%
†
KDDI Corp. ........................................ Japan 2,100 36,295
Millicom International Cellular SA ....................... Guatemala 1,251 60,436
Vodafone Group plc ................................. United Kingdom 28,241 33,816
130,547
Total Common Stocks (Cost $50,297,294) ....................................
63,047,157
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 1,632 121,453
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 891 35,685
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 707 50,699
Total Convertible Preferred Stocks (Cost $161,500) ............................
207,837
Preferred Stocks 0.1%
Automobiles 0.1%
d
Volkswagen AG, 6.39% ............................... Germany 843 98,233
Total Preferred Stocks (Cost $116,895) .......................................
98,233
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Bluebird Bio, Inc., CVR, 5/29/25 ........................ United States 101 46
a,c
Icosavax , Inc., CVR, 5/31/25 ........................... United Kingdom 230 69
a,c
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 1,071 193
308
Total Rights (Cost $311) ....................................................
308
Principal
Amount
*
Convertible Bonds 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 61,925
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 49,000 57,159
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 65,093

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Professional Services 0.0%
†
e
Fiverr International Ltd. , Senior Note , 4.46% , 11/01/25 ........ United States 65,000 $ 64,512
Software 0.2%
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 74,000 83,509
e
Unity Software, Inc. , Senior Note , 4.79% , 11/15/26 .......... United States 70,000 66,150
149,659
Total Convertible Bonds (Cost $372,573) .....................................
398,348
Corporate Bonds 27.8%
Aerospace & Defense 1.0%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 14,652
Senior Note, 5.875%, 12/01/27 ....................... United States 135,000 135,244
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 79,063
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,646
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 40,000 41,448
b
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 195,577
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 29,000 27,220
Senior Bond, 6.125%, 2/15/33 ........................ United States 163,000 173,789
Senior Bond, 3.6%, 5/01/34 .......................... United States 46,000 41,024
Senior Bond, 3.25%, 2/01/35 ......................... United States 45,000 38,430
Senior Bond, 3.5%, 3/01/39 .......................... United States 80,000 63,502
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 45,645
Senior Bond, 3.9%, 5/01/49 .......................... United States 61,000 44,423
Senior Bond, 6.858%, 5/01/54 ........................ United States 69,000 75,747
Senior Bond, 3.95%, 8/01/59 ......................... United States 118,000 81,353
Senior Note, 2.196%, 2/04/26 ........................ United States 205,000 203,062
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,206
Senior Note, 6.298%, 5/01/29 ........................ United States 8,000 8,499
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 5,000 5,034
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 5,000 5,221
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 64,736
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 10,000 10,555
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 20,000 20,909
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 45,000 46,850
Howmet Aerospace, Inc. ,
Senior Bond, 5.95%, 2/01/37 ......................... United States 105,000 111,775
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,620
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 105,000 115,770
Senior Bond, 4.6%, 6/15/28 .......................... United States 115,000 114,782
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 25,000 26,472
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 65,000 67,451
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,654
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 20,000 20,536
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 50,000 51,650
2,045,545
Automobile Components 0.2%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 115,000 121,178

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b
Adient Global Holdings Ltd., (continued)
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 25,000 $ 26,049
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 80,000 69,530
b,f
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 208,107
424,864
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 18,214
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 140,000 148,463
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 90,000 92,424
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 50,056
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 46,000 47,512
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 35,000 35,978
392,647
Banks 2.3%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 245,000 218,778
Banco Santander SA , Sub. Bond , 5.179% , 11/19/25 .........
Spain 200,000 200,246
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 173,000 178,822
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 302,000 304,088
Sub. Bond, 6.11%, 1/29/37 .......................... United States 100,000 106,269
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 396,000 365,850
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 39,000 38,233
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 206,081
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,344
b
BNP Paribas SA , Sub. Bond , 144A, 2.588% to 8/11/30, FRN
thereafter , 8/12/35 ................................. France 200,000 178,970
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 208,016
Citigroup, Inc. ,
g
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 114,000 117,000
g
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 229,000 233,582
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 39,000 41,101
Sub. Bond, 4.75%, 5/18/46 .......................... United States 151,000 131,632
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 295,000 308,714
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 138,000 145,691
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 5,000 5,088
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 192,000 199,418
JPMorgan Chase & Co. ,
h
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 78,000 69,402
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 64,000 66,112
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 164,000 169,055
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 168,000 176,432

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 42,000 $ 42,945
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 145,045
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 29,000 29,481
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 167,000 164,393
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 114,000 118,799
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 179,000 154,098
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 250,000 280,238
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 66,000 60,300
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 59,000 44,613
4,914,836
Biotechnology 0.2%
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 69,000 58,644
Senior Bond, 5.75%, 3/02/63 ......................... United States 227,000 218,343
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 210,000 EUR 239,978
516,965
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 30,000 32,253
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 76,660
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 75,000 77,674
186,587
Building Products 0.2%
b
Builders FirstSource , Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 41,247
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 36,544
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 70,000 67,419
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 30,000 30,019
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,117
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,546
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 75,000 77,362
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 80,000 78,843
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 25,000 25,932
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 50,000 51,599
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 75,000 80,059
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 90,000 92,954
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 80,000 81,708
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 124,658
834,007

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.3%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 228,000 $ 227,354
Senior Note, 7%, 1/15/27 ........................... United States 77,000 79,371
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 25,000 27,319
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 91,090
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 254,000 247,840
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 130,000 131,070
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 185,000 185,988
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 220,000 227,477
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 145,000 144,822
Senior Note, 6.2%, 4/14/34 .......................... United States 54,000 57,003
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 13,000 12,775
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 91,000 97,443
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 108,510
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 247,000 252,304
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 425,000 438,819
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 30,000 31,183
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 88,000 91,464
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 250,000 238,504
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 55,000 56,572
b
UBS Group AG , Senior Bond , 144A, 9.016% to 11/14/32, FRN
thereafter , 11/15/33 ................................ Switzerland 250,000 311,475
3,058,383
Chemicals 0.6%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 55,000 56,864
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 30,000 30,579
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 110,000 105,878
Senior Note, 6.665%, 7/15/27 ........................ United States 67,000 68,988
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 65,000 68,951
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 120,000 107,464
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 10,000 10,013
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 198,000 199,481
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 267,058
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 238,000 229,075
International Flavors & Fragrances, Inc. , Senior Bond , 4.45% ,
9/26/28 ......................................... United States 95,000 95,371
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 30,000 31,049
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 45,000 45,803
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 69,866
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 60,000 60,306

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
SCIH Salt Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 $ 78,236
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 100,000 53,101
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 86,000 58,606
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 45,000 42,150
1,678,839
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 95,000 99,907
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 94,389
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 25,000 26,130
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 67,000 66,385
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 45,000 43,785
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 90,000 90,056
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 121,856
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 32,512
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 70,000 73,369
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 31,294
679,683
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 60,000 60,240
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 32,000 28,806
Senior Note, 4.85%, 8/15/30 ......................... United States 37,000 37,705
Senior Note, 5.2%, 8/15/32 .......................... United States 106,000 108,717
b
Viasat , Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 65,000 61,099
296,567
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,539
MasTec , Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 46,000 48,083
84,622
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 205,000 187,770
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 153,596
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 153,167
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 171,000 195,797
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 147,000 152,739
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 155,000 155,899
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30,
FRN thereafter , 10/30/31 ............................ United States 66,000 74,907
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 60,000 63,450
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 175,000 181,814

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 $ 206,672
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 105,000 109,069
Senior Note, 4.9%, 10/06/29 ......................... United States 76,000 76,600
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 10,000 10,526
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 87,000 88,192
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 101,000 108,277
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 165,000 163,249
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 73,424
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 10,394
2,165,542
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 30,000 25,901
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 269,000 251,177
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 144,462
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 20,000 21,025
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 55,000 55,317
497,882
Containers & Packaging 0.5%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 107,204
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 143,000 138,151
Senior Secured Note, 5.5%, 4/15/28 ................... United States 11,000 11,350
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 85,000 87,393
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 80,197
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 70,000 69,747
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 90,000 91,184
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 150,000 150,028
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 115,000 132,410
867,664
Distributors 0.1%
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 65,000 61,700
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 55,000 53,845
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 60,000 63,039
178,584
Diversified Consumer Services 0.1%
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 206,974
Diversified REITs 0.3%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 6.75%, 12/01/33 ........................ United States 11,000 11,874

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
GLP Capital LP / GLP Financing II, Inc., (continued)
Senior Note, 5.375%, 4/15/26 ........................ United States 182,000 $ 182,716
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 90,000 92,622
Senior Note, 4.75%, 2/15/28 ......................... United States 115,000 115,955
Senior Note, 5.125%, 11/15/31 ....................... United States 13,000 13,169
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 41,000 40,533
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 133,000 132,626
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 128,000 125,016
714,511
Diversified Telecommunication Services 0.6%
b
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 . France 200,000 171,658
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 108,000 93,567
Senior Bond, 2.55%, 12/01/33 ........................ United States 161,000 135,568
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 10,457
Senior Bond, 3.55%, 9/15/55 ......................... United States 69,000 45,925
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 215,000 213,465
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 95,000 91,361
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 120,000 111,390
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 50,000 50,020
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 60,000 62,756
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 128,042
1,114,209
Electric Utilities 1.8%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 140,000 146,736
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 77,000 77,443
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 36,000 32,020
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 51,000 44,045
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 28,000 28,922
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 20,504
Senior Note, 4.85%, 1/05/29 ......................... United States 246,000 250,791
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,693
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 247,573
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 94,690
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 90,000 93,159
Senior Note, 5.15%, 3/15/29 ......................... United States 246,000 253,284
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 50,452
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 115,441
Senior Bond, 5.25%, 3/15/34 ......................... United States 36,000 36,917
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 42,000 41,904
Senior Note, 5.3%, 3/15/32 .......................... United States 144,000 149,001
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 144,000 145,646

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 $ 77,212
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 80,000 82,070
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 18,000 17,860
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 133,000 127,070
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 168,000 149,457
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 61,000 63,492
Senior Bond, 6.95%, 3/15/34 ......................... United States 22,000 24,115
Senior Bond, 4.95%, 7/01/50 ......................... United States 64,000 53,058
Senior Bond, 6.75%, 1/15/53 ......................... United States 110,000 113,748
Senior Note, 2.1%, 8/01/27 .......................... United States 36,000 34,520
Senior Note, 3.3%, 12/01/27 ......................... United States 170,000 166,055
Senior Note, 5.55%, 5/15/29 ......................... United States 31,000 31,888
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 73,000 67,494
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 45,000 44,770
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 145,000 141,403
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 107,000 112,110
Senior Note, 5.5%, 3/15/29 .......................... United States 31,000 32,333
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 108,000 109,025
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 135,000 143,519
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 45,000 47,256
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 137,000 151,438
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 75,000 78,218
Senior Secured Bond, 144A, 5.7%, 12/30/34 ............. United States 144,000 146,934
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 151,000 149,592
4,012,858
Electrical Equipment 0.3%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 114,381
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 237,250
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 188,000 183,661
535,292
Electronic Equipment, Instruments & Components 0.2%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 105,000 100,562
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 113,000 115,377
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 145,000 138,856
354,795
Energy Equipment & Services 0.1%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 80,000 84,470
b
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 70,000 72,449
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 115,000 103,664
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 26,000 26,005
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 50,000 50,459
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 16,308 16,778

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 97,143 $ 99,881
Transocean, Inc. , Senior Bond , 6.8% , 3/15/38 ..............
United States 95,000 74,809
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 100,000 102,553
631,068
Entertainment 0.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 223,826
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 70,000 69,617
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,778
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,538
Senior Bond, 5.4%, 8/15/54 .......................... United States 40,000 39,018
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 136,467
587,244
Financial Services 0.7%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 115,000 113,436
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 72,135
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 120,000 123,848
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 30,000 30,795
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 82,000 79,742
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 95,000 100,999
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 60,000 62,876
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 90,000 91,135
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 78,235
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 90,000 91,262
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 45,000 45,887
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 165,000 165,656
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 145,000 152,483
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 90,000 93,508
1,301,997
Food Products 0.4%
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 31,258 32,951
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,622
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 201,260
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 187,000 178,985
Senior Note, 6.75%, 3/15/34 ......................... United States 137,000 150,325
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 34,000 35,381
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 16,000 13,721
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 21,000 24,104

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 60,000 $ 59,197
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 50,000 48,815
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 29,000 28,484
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 11,000 11,187
Senior Note, 144A, 5%, 3/01/32 ...................... United States 50,000 51,067
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 68,000 68,673
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 42,000 37,978
1,025,750
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 59,000 60,397
Ground Transportation 0.5%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 199,712
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 200,000 197,938
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 50,000 51,861
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 290,000 298,235
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 210,466
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 100,000 104,632
1,062,844
Health Care Equipment & Supplies 0.3%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,716
b,h
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 118,317
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 110,000 113,465
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 15,000 15,564
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000 44,592
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 80,000 76,870
410,524
Health Care Providers & Services 1.0%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 155,000 131,456
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 30,000 26,918
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 65,000 68,866
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 70,000 70,983
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 65,000 67,464
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 180,000 187,849
Senior Bond, 4.78%, 3/25/38 ......................... United States 167,000 153,751
Senior Note, 5%, 9/15/32 ........................... United States 161,000 161,787
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 186,353
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,558

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 23,000 $ 23,042
Senior Bond, 5.6%, 4/01/34 .......................... United States 50,000 51,415
Senior Bond, 6%, 4/01/54 ........................... United States 79,000 76,316
Senior Note, 3.625%, 3/15/32 ........................ United States 33,000 30,700
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 156,000 161,497
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 204,247
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 185,000 184,583
Senior Secured Note, 6.125%, 6/15/30 ................. United States 275,000 279,553
2,082,338
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 162,627
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 90,000 88,367
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 185,000 190,932
279,299
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,599
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 85,000 87,416
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,343
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,692
175,050
Hotels, Restaurants & Leisure 1.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 80,000 74,874
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 195,000 187,805
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 70,000 66,799
Senior Note, 144A, 6%, 10/15/32 ..................... United States 35,000 34,338
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 134,517
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 69,000 70,782
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 80,000 82,062
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 255,000 259,526
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 41,101
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 291,000 285,986
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 90,070
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 105,000 98,834
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 70,000 66,863
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 145,000 146,287
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 110,000 113,016
Senior Note, 5.375%, 12/15/31 ....................... United States 70,000 71,742
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 195,000 200,172

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Light & Wonder International, Inc., (continued)
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 $ 15,668
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 70,000 72,387
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 50,000 53,444
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 30,000 30,958
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 30,000 31,567
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 74,973
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,913
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 15,000 15,491
Senior Note, 144A, 6%, 2/01/33 ...................... United States 125,000 128,324
b
Scientific Games Holdings LP / Scientific Games US FinCo , Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 72,032
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 72,043
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,223
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 80,000 86,243
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 185,000 199,253
2,963,293
Household Durables 0.6%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 35,000 35,095
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 118,000 118,090
Senior Bond, 5.5%, 10/15/35 ......................... United States 280,000 286,928
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 100,000 104,810
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 29,662
Senior Note, 6.625%, 5/15/32 ........................ United States 45,000 44,039
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 45,000 47,620
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 60,000 59,869
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 30,000 30,292
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,465
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 75,000 75,221
Senior Bond, 3.8%, 11/01/29 ......................... United States 92,000 89,928
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 60,000 58,623
1,015,642
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,750
Independent Power and Renewable Electricity Producers 0.3%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 207,281
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 107,137
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 65,000 64,510
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 26,000 28,223
Senior Bond, 6.5%, 10/01/53 ......................... United States 62,000 66,942

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Bond, 5.75%, 3/15/54 ......................... United States 113,000 $ 110,672
b,g
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 66,391
651,156
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 53,000 48,761
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 85,000 89,440
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 85,000 88,146
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 103,829
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 25,000 25,787
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 115,000 119,032
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 81,593
b
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 175,000 180,860
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 96,000 98,338
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 75,000 74,694
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 52,000 53,919
Senior Bond, 6.25%, 4/01/54 ......................... United States 25,000 24,713
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 57,000 58,131
Senior Note, 4.9%, 6/23/30 .......................... United States 139,000 140,809
Senior Note, 5.25%, 6/23/32 ......................... United States 42,000 42,967
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 69,000 69,077
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 85,000 87,023
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 110,000 114,735
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 69,000 42,785
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 75,000 79,697
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 35,000 37,044
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 116,000 75,555
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 306,626
1,994,800
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 108,000 103,686
Senior Bond, 5.75%, 5/15/63 ......................... United States 135,000 134,686
Senior Bond, 5.55%, 8/15/64 ......................... United States 124,000 120,093
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 140,000 141,604
500,069
IT Services 0.2%
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 50,000 50,164
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 160,000 152,512

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 $ 68,444
b
Gartner, Inc. ,
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 27,000 25,802
Senior Note, 144A, 3.75%, 10/01/30 ................... United States 180,000 169,487
466,409
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 97,000 83,886
Senior Bond, 5.1%, 4/01/52 .......................... United States 126,000 95,890
Senior Note, 5.85%, 3/18/29 ......................... United States 87,000 90,236
270,012
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,246
Machinery 0.2%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,793
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 50,000 49,219
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 55,000 55,713
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 161,000 167,204
298,929
Media 1.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
i
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 50,000 50,107
Senior Secured Note, 2.25%, 1/15/29 .................. United States 92,000 85,619
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 29,207
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 41,697
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 122,222
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 26,000 19,594
Senior Bond, 3.45%, 2/01/50 ......................... United States 63,000 42,882
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 30,000 29,802
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 30,000 29,873
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 60,000 59,685
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 75,000 71,096
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 107,716
b
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 145,000 136,446
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 100,000 100,589
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 62,732
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 30,000 29,577
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 62,000 55,532
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 120,000 122,520
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 65,000 65,382
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 90,000 94,560

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 50,000 $ 49,112
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 45,000 42,976
Senior Note, 144A, 5%, 8/15/27 ...................... United States 25,000 24,815
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 40,000 42,236
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 69,000 68,028
Senior Bond, 4.95%, 1/15/31 ......................... United States 75,000 74,556
Senior Bond, 4.375%, 3/15/43 ........................ United States 39,000 29,664
Senior Note, 3.7%, 6/01/28 .......................... United States 38,000 37,193
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 175,000 179,441
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 135,000 121,494
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 320,000 373,420
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 70,000 73,760
2,473,533
Metals & Mining 0.4%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 70,000 70,182
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 60,000 59,724
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 140,000 131,756
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 100,000 EUR 114,144
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 65,000 66,752
b
Glencore Funding LLC , Senior Bond , 144A, 5.634% , 4/04/34 ... Australia 128,000 131,405
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,819
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 95,000 91,420
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 62,295
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 90,000 90,992
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 80,000 77,442
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 36,402
1,003,333
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 80,000 76,976
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 24,000 20,384
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 69,371
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 179,655
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 74,000 70,201
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 63,000 64,762
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 123,000 122,571
526,944
Oil, Gas & Consumable Fuels 2.6%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 100,000 89,366
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 124,000 138,103

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., (continued)
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 81,000 $ 82,650
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 66,000 59,783
Senior Note, 4.5%, 10/01/29 ......................... United States 256,000 255,559
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 73,000 75,614
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 72,000 76,619
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 25,000 20,638
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 115,000 116,783
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 149,000 152,122
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 71,000 74,060
Senior Bond, 5.65%, 10/15/54 ........................ United States 28,000 26,765
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 64,000 64,031
Senior Note, 4.9%, 6/20/30 .......................... Canada 65,000 66,387
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 220,000 219,127
Senior Bond, 6.5%, 2/01/42 .......................... United States 14,000 14,528
Senior Note, 5.25%, 7/01/29 ......................... United States 279,000 288,007
Senior Note, 5.2%, 4/01/30 .......................... United States 81,000 83,343
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 177,358
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 130,000 133,159
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 45,000 45,783
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 115,000 114,817
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 35,000 36,211
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 115,000 115,700
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 70,000 73,149
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 6.375% ,
10/24/48 ........................................ Kazakhstan 200,000 192,155
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 133,000 154,042
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 145,000 146,333
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 91,368
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 52,000 58,089
Senior Bond, 6.2%, 3/15/40 .......................... United States 420,000 415,075
Senior Note, 5.2%, 8/01/29 .......................... United States 100,000 101,351
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 26,000 27,368
Senior Note, 4.75%, 10/15/31 ........................ United States 131,000 131,072
Senior Note, 6.1%, 11/15/32 ......................... United States 99,000 105,144
Ovintiv , Inc. , Senior Bond , 6.25% , 7/15/33 .................
United States 31,000 32,275
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 65,000 64,924
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 5.026%, 10/01/29 ....................... Canada 133,000 134,703
Senior Note, 5.584%, 10/01/34 ....................... Canada 69,000 68,477
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 85,000 86,925

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 141,000 $ 141,157
Senior Bond, 4.875%, 2/01/31 ........................ United States 53,000 52,821
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 102,578
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 305,000 317,806
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 80,000 79,494
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 75,000 82,503
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 110,229
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 70,000 76,265
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,281
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 50,000 52,504
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 20,000 21,950
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 26,115
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 82,000 82,270
Senior Note, 4.9%, 8/01/30 .......................... United States 34,000 34,292
b
Vnom Sub, Inc. , Senior Note , 144A, 5.375% , 11/01/27 ........ United States 35,000 34,999
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 96,000 98,565
5,744,792
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 131,000 133,630
b
Magnera Corp. ,
Senior Note, 144A, 4.75%, 11/15/29 ................... United States 30,000 26,516
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 25,000 23,682
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 65,000 51,321
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 40,000 38,910
274,059
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 36,250 36,345
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 190,000 190,423
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 93,550
320,318
Personal Care Products 0.3%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 75,000 73,474
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 45,000 46,069
Kenvue , Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 13,000 13,245
Senior Note, 4.9%, 3/22/33 .......................... United States 213,000 216,463
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 203,650
552,901

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.5%
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 $ 42,634
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 230,000 230,546
Senior Bond, 5.3%, 5/19/53 .......................... United States 90,000 83,909
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 73,000 73,967
Senior Note, 5.15%, 9/02/29 ......................... United States 88,000 90,433
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 230,000 238,855
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 6,000 6,404
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 72,000 65,274
Senior Bond, 5%, 8/17/35 ........................... United States 285,000 283,945
1,115,967
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 103,269
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 51,000 50,252
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 66,000 55,130
Senior Note, 5.05%, 7/12/29 ......................... United States 251,000 258,144
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 209,795
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 205,000 195,177
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 40,000 40,378
758,624
Software 0.3%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 26,000 26,584
Senior Note, 5.25%, 5/15/29 ......................... United States 57,000 58,728
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 40,000 41,740
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 60,000 60,708
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 87,839
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................
United States 176,000 137,841
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 62,595
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 154,347
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 123,000 124,119
Senior Bond, 5.7%, 4/01/55 .......................... United States 8,000 7,862
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 93,126
855,489
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 251,000 247,373
Senior Bond, 2.9%, 1/15/30 .......................... United States 106,000 99,551
Senior Bond, 2.7%, 4/15/31 .......................... United States 87,000 78,954

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 82,000 $ 81,013
Senior Bond, 3.8%, 2/15/28 .......................... United States 69,000 68,133
Senior Bond, 4.75%, 5/15/47 ......................... United States 27,000 23,374
Senior Note, 4.9%, 9/01/29 .......................... United States 105,000 106,361
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 42,891
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 210,273
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 145,000 148,468
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 160,000 161,548
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 14,000 15,980
1,283,919
Specialty Retail 0.4%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 135,000 140,750
b,f
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 60,159 61,567
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 64,200 72,470
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 84,000 76,389
Senior Bond, 4.1%, 1/15/52 .......................... United States 115,000 81,671
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 35,000 35,156
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 125,000 124,986
592,989
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 40,000 39,340
Senior Bond, 5.6%, 10/15/54 ......................... United States 97,000 89,653
Senior Note, 4.55%, 10/15/29 ........................ United States 83,000 83,526
Senior Note, 4.85%, 10/15/31 ........................ United States 83,000 83,742
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 26,987
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 80,000 81,160
404,408
Textiles, Apparel & Luxury Goods 0.6%
b
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 212,791
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 119,811
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 47,678
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 110,000 117,053
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 115,000 106,199
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 115,000 117,300
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 29,000 25,984
Senior Bond, 5.5%, 3/11/35 .......................... United States 96,000 97,090
Senior Note, 5.1%, 3/11/30 .......................... United States 79,000 80,777
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 50,000 50,047
974,730
Tobacco 0.2%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 223,000 230,863

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 4.375%, 4/30/30 ........................ United States 90,000 $ 90,539
Senior Note, 4.75%, 11/01/31 ........................ United States 94,000 95,404
416,806
Trading Companies & Distributors 0.5%
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 156,000 160,193
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 145,000 147,514
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 92,962
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 70,000 74,224
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 50,000 53,918
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 85,000 86,007
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 130,000 129,940
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 40,000 41,228
Senior Note, 144A, 7%, 6/15/30 ...................... United States 20,000 20,829
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 15,000 15,746
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 75,000 73,166
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 135,000 139,766
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 62,222
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,617
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 80,000 83,050
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 30,000 31,135
1,232,517
Wireless Telecommunication Services 0.6%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 208,616
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 182,000 185,912
Senior Note, 3.8%, 3/15/32 .......................... Canada 73,000 68,525
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 90,000 93,472
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 185,000 190,232
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 65,000 59,714
Senior Bond, 5.05%, 7/15/33 ......................... United States 38,000 38,402
Senior Note, 3.375%, 4/15/29 ........................ United States 138,000 133,721
Senior Note, 3.875%, 4/15/30 ........................ United States 8,000 7,837
Senior Note, 6.7%, 12/15/33 ......................... United States 85,000 94,134
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,058
1,293,623
Total Corporate Bonds (Cost $60,069,383) ....................................
61,920,510

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests 0.7%
Automobile Components 0.0%
†
k
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.221%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 44,616 $ 43,757
k
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.853%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 56,471 55,941
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.601%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 33,620 33,767
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.611%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 34,477 34,628
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 34,214 27,290
151,626
a a a a a a
Communications Equipment 0.1%
i,k
CommScope, Inc., First Lien, Initial CME Term Loan, 9.066%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 85,000 86,660
Consumer Finance 0.0%
†
k
Shift4 Payments LLC, First Lien, Amendment No. 2 CME Term
Loan, 7.048%, (3-month SOFR + 2.75%), 6/30/32 ......... United States 15,000 15,147
Containers & Packaging 0.0%
†
k
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 48,852 29,963
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 22,854 22,631
Diversified Consumer Services 0.0%
†
k
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.166%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 37,616 37,710
Food Products 0.1%
i,k
Froneri International Ltd., First Lien, CME Term Loan, 6.594%,
(12-month SOFR + 2.5%), 7/16/32 ..................... United Kingdom 85,157 85,120
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.566%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 61,419 61,583
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 6.356%, (1-month SOFR + 2%), 10/23/28 ........... United States 39,342 39,387
100,970
a a a a a a
k
Hotels, Restaurants & Leisure 0.2%
i
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.566%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 89,057 89,119
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 6,013 5,789
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.816%, (1-month SOFR + 2.5%), 12/15/27 ... United States 98,252 98,283
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.286%, (3-month SOFR + 3%), 4/04/29 ... United States 34,650 34,339
227,530
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.351%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,588 $ 54,826
Machinery 0.0%
†
k
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 7.066%, (1-month SOFR + 2.75%), 10/23/28 .. United States 29,922 30,091
k
Media 0.1%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.43%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 54,606 54,742
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 83,441 83,076
137,818
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.616%, (1-month SOFR + 3.25%), 6/13/30 . United States 9,000 9,090
k
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.575%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 4,988 5,020
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.575%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 72,042 71,918
76,938
a a a a a a
k
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.566%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 45,000 44,556
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.356%, (1-month SOFR + 4%), 4/23/31 ....... United States 80,393 80,805
125,361
a a a a a a
k
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan, 8.106%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 56,288 56,499
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 9,900 9,907
66,406
a a a a a a
k
Specialty Retail 0.1%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.21%, (1-month SOFR + 3.75%), 6/06/31 .. United States 34,561 33,685
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.566%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 98,122 98,290
131,975
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
i
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 3,538 3,565
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,399 55,315
58,880
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 5,000 $ 5,049
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.308%, (3-month SOFR + 4%), 1/29/31 ................ United States 74,248 74,629
79,678
a a a a a a
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.816%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,438 43,955
Total Senior Floating Rate Interests (Cost $1,631,517) .........................
1,616,132
Foreign Government and Agency Securities 4.5%
b
Angola Government Bond , Senior Bond , Reg S, 8.75% , 4/14/32 Angola 200,000 185,138
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 280,000 178,570
Senior Note, 0.75%, 7/09/30 ......................... Argentina 128,000 96,173
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 200,000 213,730
Brazil Government Bond ,
Senior Bond, 4.5%, 5/30/29 .......................... Brazil 200,000 198,360
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 330,000 238,204
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 80,000 78,950
Chile Government Bond , Senior Bond , 4.34% , 3/07/42 .......
Chile 340,000 295,749
Colombia Government Bond ,
Senior Bond, 8%, 4/20/33 ........................... Colombia 250,000 268,773
Senior Bond, 8%, 11/14/35 ........................... Colombia 200,000 210,800
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 173,241
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 150,000 145,695
Senior Bond, Reg S, 7.45%, 4/30/44 ................... Dominican
Republic 100,000 107,305
Ecopetrol SA , Senior Bond , 6.875% , 4/29/30 ...............
Colombia 170,000 173,179
b
Ecuador Government Bond , Senior Bond , Reg S, 6.9% , 7/31/35 Ecuador 179,126 135,468
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 200,000 204,750
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 200,000 183,169
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 75,000 79,069
b
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 155,000 159,561
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 135,000 132,932
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 200,000 164,312
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 130,000 107,273
b
Guatemala Government Bond ,
Senior Bond, 144A, 6.25%, 8/15/36 .................... Guatemala 240,000 246,749
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 217,925
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 204,391
Indonesia Government Bond , Senior Bond , 4.65% , 9/20/32 ....
Indonesia 390,000 390,001
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 400,000 372,240
Mexico Government Bond , Senior Bond , 4.28% , 8/14/41 ......
Mexico 380,000 298,300
b
Nigeria Government Bond ,
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 200,000 201,762
Senior Bond, Reg S, 7.375%, 9/28/33 .................. Nigeria 200,000 188,942

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Oman Government Bond , Senior Bond , Reg S, 7.375% , 10/28/32 Oman 300,000 $ 346,997
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 300,000 331,830
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 240,000 221,520
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 200,000 183,240
Petroleos Mexicanos ,
Senior Bond, 5.95%, 1/28/31 ......................... Mexico 100,000 93,558
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 30,000 23,531
Senior Note, 6.49%, 1/23/27 ......................... Mexico 170,000 170,716
Senior Note, 10%, 2/07/33 ........................... Mexico 100,000 112,036
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 200,000 196,999
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 200,000 210,551
b
Qatar Government Bond , Senior Bond , Reg S, 3.75% , 4/16/30 . Qatar 300,000 296,621
b
Romania Government Bond ,
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 150,000 137,499
Senior Note, 144A, 6.625%, 2/17/28 .................... Romania 220,000 229,106
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 230,000 193,145
b
Serbia Government Bond , Senior Bond , 144A, 6.5% , 9/26/33 .. Serbia 200,000 213,394
South Africa Government Bond , Senior Bond , 5% , 10/12/46 ...
South Africa 200,000 142,586
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 200,000 210,636
Senior Note, 8.6%, 9/24/27 .......................... Turkiye 200,000 213,226
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 30,270 15,716
Senior Bond, 144A, 4.5%, 2/01/35 ..................... Ukraine 61,419 32,766
Senior Bond, 144A, 2/01/36 .......................... Ukraine 25,225 13,147
Senior Bond, 144A, 4.5%, 2/01/36 ..................... Ukraine 78,967 41,862
Senior Note, 144A, 2/01/30 .......................... Ukraine 9,585 4,883
Senior Note, 144A, 2/01/34 .......................... Ukraine 35,820 14,338
Senior Note, 144A, 4.5%, 2/01/34 ..................... Ukraine 35,096 18,922
b
United Arab Emirates Government Bond , Senior Bond , Reg S,
2.875% , 10/19/41 ..................................
United Arab
Emirates 230,000 174,247
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 120,000 143,068
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 60,000 55,669
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 212,873
Total Foreign Government and Agency Securities (Cost $9,509,015) .............
10,105,393
U.S. Government and Agency Securities 10.0%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 2,360,000 2,252,878
l
2.75%, 8/15/42 ................................... United States 5,000,000 3,800,000
3%, 2/15/49 ..................................... United States 5,000,000 3,633,301
2%, 8/15/51 ..................................... United States 1,370,000 773,595
2.875%, 5/15/52 .................................. United States 220,000 151,774
3.625%, 2/15/53 .................................. United States 470,000 376,303
U.S. Treasury Notes ,
2.75%, 2/15/28 ................................... United States 2,080,000 2,039,416
1.25%, 9/30/28 ................................... United States 2,100,000 1,957,840
2.375%, 3/31/29 .................................. United States 1,160,000 1,112,331
1.5%, 2/15/30 .................................... United States 90,000 82,123
2.75%, 8/15/32 ................................... United States 660,000 612,885
3.375%, 5/15/33 .................................. United States 2,770,000 2,655,629

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.875%, 8/15/33 .................................. United States 1,650,000 $ 1,633,113
4.375%, 5/15/34 .................................. United States 1,180,000 1,203,301
Total U.S. Government and Agency Securities (Cost $23,152,426) ...............
22,284,489
Asset-Backed Securities 4.2%
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 625,000 626,475
Capital Markets 0.2%
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 500,000 502,382
Consumer Finance 1.2%
American Express Credit Account Master Trust , 2022-4 , A , 4.95% ,
10/15/27 . ........................................ United States 605,000 605,452
BA Credit Card Trust , 2022-A2 , A2 , 5% , 4/15/28 . ............
United States 615,000 615,892
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 972,000 971,952
Harley-Davidson Motorcycle Trust , 2022-A , A3 , 3.06% , 2/15/27 .
United States 395 395
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 447,351 450,701
Toyota Auto Receivables Owner Trust , 2023-B , A3 , 4.71% ,
2/15/28 . ......................................... United States 60,206 60,392
2,704,784
a a a a a a
Financial Services 2.5%
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,375
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,170
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,532
b,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,383
b,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.774% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 200,000 200,474
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 50,000 50,394
b,i,k
CIFC Funding Ltd. , 2021-7A , AR , 144A, FRN , Zero Cpn .,
( 3-month SOFR + 1.09% ), 1/23/35 . .................... United States 488,000 488,366
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 251,625
b,k
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.245%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 117,296 117,391
2021-13A, A1R, 144A, FRN, 5.378%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,302
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 150,000 150,673
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 909,328 902,540
b,k
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,794
b,k
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.045% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 161,796 162,788
b,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.678% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 250,000 250,950
b,k
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 250,494

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 $ 250,447
b,k
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,497
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 238,711 238,684
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 78,528 78,577
k
2025-HE1, A1A, 144A, FRN, 5.698%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 100,000 100,097
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.839% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 123,910 124,160
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 192,164 192,515
b,k
Wise CLO Ltd. , 2023-2A , A , 144A, FRN , 6.118% , ( 3-month SOFR
+ 1.8% ), 1/15/37 . .................................. Jersey 250,000 250,454
5,589,682
a a a a a a
Total Asset-Backed Securities (Cost $9,312,852) ..............................
9,423,323
Commercial Mortgage-Backed Securities 2.6%
Financial Services 2.6%
b,k
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.592% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 156,158 156,268
m
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 205,000 204,462
m,n
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 3,735,045 150,486
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 359,463
m,n
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.395% ,
5/15/58 ......................................... United States 1,630,836 78,262
m,n
Benchmark Mortgage Trust , 2020-B21 , XA , IO, FRN , 1.526% ,
12/17/53 ........................................ United States 5,442,037 302,683
m,n
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 1,021,959 55,125
m
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.293% ,
12/10/49 ........................................ United States 368,000 341,073
COMM Mortgage Trust ,
b
2013-CR6, B, 144A, 3.397%, 3/10/46 ................... United States 158,971 154,005
m
2015-CR26, B, FRN, 4.67%, 10/10/48 .................. United States 332,000 326,558
m
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 352,000 335,792
m
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 192,041 188,518
m
2017-COR2, C, FRN, 4.74%, 9/10/50 ................... United States 127,000 121,252
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 171,000 167,107
m,n
2019-C15, XA, IO, FRN, 1.155%, 3/15/52 ................ United States 5,177,066 139,601
m
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 171,230
m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2013-
C10 , C , FRN , 4.238% , 12/15/47 ....................... United States 35,255 34,140
m
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.915% , 6/15/51 ................................... United States 133,000 119,781
b,m,n
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.669% , 7/12/50 . United States 2,919,938 54,362
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 196,060 190,167
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 138,000 130,105
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 410,000 404,211
n
2016-C32, XA, IO, FRN, 0.778%, 12/15/49 ............... United States 8,928,627 51,741

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.938% ,
10/15/51 ........................................ United States 263,000 $ 239,528
m,n
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 10,976 20
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 193,000 192,222
2017-C39, B, 4.025%, 9/15/50 ........................ United States 491,000 462,373
2019-C49, B, 4.546%, 3/15/52 ........................ United States 581,000 567,800
m
WFRBS Commercial Mortgage Trust , 2013-C11 , B , FRN , 3.714% ,
3/15/45 ......................................... United States 146,802 145,080
5,843,415
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $5,365,348) ...............
5,843,415
Mortgage-Backed Securities 15.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.6%
FHLMC Pool, 15 Year, 2.5%, 10/01/36 .................... United States 885,706 831,874
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 1,122,174 899,046
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 540,549 456,248
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 1,067,677 903,358
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................... United States 2,185,804 1,842,758
FHLMC Pool, 30 Year, 3%, 3/01/43 - 8/01/52 ............... United States 1,199,770 1,063,351
FHLMC Pool, 30 Year, 3.5%, 8/01/43 ..................... United States 167,506 157,035
FHLMC Pool, 30 Year, 4%, 9/01/49 ...................... United States 914,576 870,942
FHLMC Pool, 30 Year, 4.5%, 9/01/52 ..................... United States 474,792 460,638
FHLMC Pool, 30 Year, 5.5%, 12/01/52 .................... United States 243,078 246,733
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 338,450 349,077
8,081,060
Federal National Mortgage Association (FNMA) Fixed Rate 8.8%
FNMA, 3.5%, 6/01/56 ................................ United States 1,094,248 989,679
FNMA, 15 Year, 1.5%, 7/01/36 ......................... United States 937,036 841,777
FNMA, 15 Year, 2%, 3/01/36 ........................... United States 915,560 845,484
FNMA, 30 Year, 1.5%, 1/01/51 ......................... United States 1,302,081 988,546
FNMA, 30 Year, 2%, 10/01/50 .......................... United States 1,136,435 912,492
FNMA, 30 Year, 2%, 10/01/51 .......................... United States 1,143,563 921,936
FNMA, 30 Year, 2%, 2/01/52 ........................... United States 1,142,460 920,045
FNMA, 30 Year, 2%, 3/01/52 ........................... United States 1,122,871 904,275
FNMA, 30 Year, 2.5%, 11/01/51 ......................... United States 534,341 451,010
FNMA, 30 Year, 2.5%, 3/01/52 ......................... United States 1,084,187 917,028
FNMA, 30 Year, 3%, 2/01/43 ........................... United States 397,990 363,646
FNMA, 30 Year, 3%, 2/01/52 ........................... United States 996,003 878,171
FNMA, 30 Year, 3%, 3/01/52 ........................... United States 1,060,174 921,528
FNMA, 30 Year, 3.5%, 6/01/42 - 7/01/43 .................. United States 311,709 292,450
FNMA, 30 Year, 3.5%, 6/01/52 ......................... United States 2,018,527 1,834,711
FNMA, 30 Year, 4.5%, 8/01/52 - 1/01/53 .................. United States 468,309 454,000
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 42,871 42,987
FNMA, 30 Year, 5.5%, 1/01/38 - 11/01/52 ................. United States 616,987 629,330
FNMA, 30 Year, 6.5%, 4/01/53 ......................... United States 354,124 369,194
o
Uniform Mortgage-Backed Securities, 5%, TBA, 9/25/55 ...... United States 1,000,000 986,362
o
Uniform Mortgage-Backed Securities, 5.5%, TBA, 9/25/55 ..... United States 1,000,000 1,005,786
o
Uniform Mortgage-Backed Securities, 6%, TBA, 9/25/55 ...... United States 2,000,000 2,043,440
o
Uniform Mortgage-Backed Securities, 6.5%, TBA, 9/25/55 ..... United States 1,000,000 1,036,426
19,550,303

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 3.3%
GNMA II, 30 Year, 2.5%, 2/20/52 - 3/20/52 ................. United States 1,041,124 $ 887,579
GNMA II, 30 Year, 3.5%, 3/20/47 ........................ United States 935,426 861,460
o
GNMA II, Single-family, 30 Year, 2%, 9/15/55 ............... United States 1,000,000 819,439
GNMA II, Single-family, 30 Year, 3%, 11/20/53 - 1/20/54 ....... United States 841,664 748,456
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 44,150 39,728
GNMA II, Single-family, 30 Year, 4%, 9/20/52 - 1/20/53 ....... United States 1,010,625 951,651
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 37,458 37,426
o
GNMA II, Single-family, 30 Year, 5%, 9/15/55 ............... United States 2,000,000 1,980,309
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 15,481 15,780
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 907,077 941,528
7,283,356
Total Mortgage-Backed Securities (Cost $35,522,492) ..........................
34,914,719
Residential Mortgage-Backed Securities 3.9%
Financial Services 3.9%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 270,972 271,758
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 444,853 451,255
b,k
Chase Home Lending Mortgage Trust ,
2024-11, A11, 144A, FRN, 5.598%, (30-day SOFR Average +
1.25%), 11/25/55 .................................. United States 105,512 105,431
2025-7, A11, 144A, FRN, 5.748%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 61,353 61,401
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 565,232 573,629
b
Cross Mortgage Trust , 2024-H3 , A1 , 144A, 6.272% , 6/25/69 ... United States 419,941 425,154
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.998%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 13,759 13,817
2021-DNA6, M2, 144A, FRN, 5.848%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 41,222 41,381
2021-DNA7, M2, 144A, FRN, 6.148%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 108,950
2021-HQA4, M1, 144A, FRN, 5.298%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 10,031 10,019
2022-DNA5, M1A, 144A, FRN, 7.298%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 228,010 232,681
2022-DNA6, M1A, 144A, FRN, 6.498%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 61,737 62,167
2022-HQA2, M1A, 144A, FRN, 6.998%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 48,075 49,069
2022-HQA3, M1A, 144A, FRN, 6.648%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 308,732 314,748
2023-DNA1, M1A, 144A, FRN, 6.45%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 15,847 16,105
2023-HQA2, M1A, 144A, FRN, 6.348%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 12,007 12,062
2023-HQA3, A1, 144A, FRN, 6.198%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 33,043 33,419
2023-HQA3, M1, 144A, FRN, 6.198%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 9,819 9,889
2024-HQA2, A1, 144A, FRN, 5.598%, (30-day SOFR Average +
1.25%), 8/25/44 ................................... United States 227,700 228,834
2025-DNA1, A1, 144A, FRN, 5.298%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 46,900 46,925
2025-DNA2, A1, 144A, FRN, 5.448%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 125,138 125,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
FHLMC STACR REMIC Trust, (continued)
2025-DNA2, M1, 144A, FRN, 5.548%, (30-day SOFR Average
+ 1.2%), 5/25/45 .................................. United States 633,838 $ 636,483
k
FNMA Connecticut Avenue Securities Trust ,
2017-C06, 2M2, FRN, 7.263%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 269,945 274,751
2018-C04, 2M2, FRN, 7.013%, (30-day SOFR Average +
2.664%), 12/25/30 ................................. United States 57,549 59,257
b
2019-HRP1, M2, 144A, FRN, 6.613%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 202 202
b
2021-R03, 1M2, 144A, FRN, 5.998%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 35,000 35,236
b
2022-R01, 1M2, 144A, FRN, 6.248%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 58,000 58,590
b
2022-R02, 2M1, 144A, FRN, 5.548%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 15,141 15,146
b
2022-R02, 2M2, 144A, FRN, 7.348%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 543,000 556,061
b
2022-R03, 1M2, 144A, FRN, 7.848%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 13,000 13,470
b
2022-R04, 1M2, 144A, FRN, 7.448%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 13,000 13,390
b
2022-R05, 2M1, 144A, FRN, 6.248%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 66,472 66,707
b
2022-R06, 1M1, 144A, FRN, 7.098%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 251,525 256,719
b
2022-R07, 1M1, 144A, FRN, 7.3%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 200,606 205,298
b
2022-R08, 1M1, 144A, FRN, 6.898%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 135,109 138,203
b
2023-R01, 1M1, 144A, FRN, 6.75%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 13,206 13,510
b
2023-R02, 1M1, 144A, FRN, 6.648%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 29,040 29,662
b
2023-R06, 1M1, 144A, FRN, 6.048%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 37,023 37,257
b
2023-R07, 2M1, 144A, FRN, 6.3%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 9,096 9,155
b
2024-R03, 2M1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 8,379 8,387
b
2024-R04, 1M1, 144A, FRN, 5.448%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 11,031 11,040
b
2024-R06, 1A1, 144A, FRN, 5.498%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 45,703 45,871
b
2024-R06, 1M1, 144A, FRN, 5.398%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 6,265 6,267
b
2025-R01, 1A1, 144A, FRN, 5.3%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 40,129 40,151
b
2025-R01, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 40,054 40,104
b
2025-R02, 1A1, 144A, FRN, 5.35%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 89,761 89,899
b
2025-R02, 1M1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 244,467 245,070
b
2025-R03, 2A1, 144A, FRN, 5.798%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 143,489 144,672
b
2025-R04, 1A1, 144A, FRN, 5.348%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 85,311 85,497

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA Connecticut Avenue Securities Trust, (continued)
b
2025-R04, 1M1, 144A, FRN, 5.548%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 227,829 $ 228,256
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 15,125 14,759
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 81,308 82,049
b
J.P. Morgan Mortgage Trust , 2024-CES1 , A1A , 144A, 5.919% ,
6/25/54 ......................................... United States 61,626 62,053
b
Mill City Mortgage Loan Trust , 2023-NQM1 , A1 , 144A, 6.05% ,
10/25/67 ........................................ United States 244,301 244,713
k
MortgageIT Trust , 2004-1 , M2 , FRN , 5.442% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 73,431 68,518
b
OBX Trust , 2023-NQM8 , A1 , 144A, 7.045% , 9/25/63 ......... United States 100,320 101,715
k
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.867% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 128,158 114,745
b,k
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 190,000 190,960
2025-1, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 427,000 427,229
2025-3, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 410,000 410,899
k
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.797% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 440,802 391,576
8,667,661
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,610,934) ................
8,667,661
Agency Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
k
FHLMC , 5471 , FD , FRN , 5.198% , ( 30-day SOFR Average +
0.85% ), 11/25/54 .................................. United States 129,676 129,464
k
FNMA , 2024-93 , FD , FRN , 5.398% , ( 30-day SOFR Average +
1.05% ), 12/25/54 .................................. United States 298,485 299,020
428,484
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $427,232) .........
428,484
Total Long Term Investments (Cost $204,549,772) .............................
218,956,009
a
Short Term Investments 5.1%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 5.1%
p,q
Putnam Short Term Investment Fund, Class P, 4.566% ....... United States 11,277,701 11,277,701
Total Management Investment Companies (Cost $11,277,701) ..................
11,277,701

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
q,r
JPMorgan US Dollar Treasury Liquidity Fund, 4.4% .......... United States 35,019 $ 35,019
Total Money Market Funds (Cost $35,019) ....................................
35,019
Total Short Term Investments (Cost $11,312,720 ) ..............................
11,312,720
a
Total Investments (Cost $215,862,492) 103.4% ................................
$230,268,729
TBA Sale Commitments (0.5)% ..............................................
(1,020,140)
Other Assets, less Liabilities (2.9)% .........................................
(6,381,909)
Net Assets 100.0% .........................................................
$222,866,680
a a a
Principal
Amount
*
s
TBA Sale Commitments (0.5)%
Mortgage-Backed Securities (0.5)%
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
GNMA II, Single-family, 30 Year, 6%, 9/15/55 ............... United States (1,000,000) (1,020,140)
Total TBA Sale Commitments (Proceeds $(1,018,320)) .........................
$(1,020,140)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $53,425,038, representing 24.0% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
The rate shown represents the yield at period end.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j
See Note 1 ( f ) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2025, the value of this security pledged amounted to $368,600, representing 0.2% net assets.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
p
See Note 3 ( g ) regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
The security is owned by Franklin Multi-Asset Income Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
s
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At August 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At August 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Short 7 $ 829,430 9/19/25 $ (41,767)
S&P 500 E-Mini Index ......................... Short 7 2,265,462 9/19/25 (8,770)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 93 10,462,500 12/19/25 23,878
U.S. Treasury 10 Year Ultra Notes ................ Short 99 11,326,219 12/19/25 (37,260)
U.S. Treasury 2 Year Notes ..................... Long 18 3,753,703 12/31/25 819
U.S. Treasury 5 Year Notes ..................... Long 35 3,831,406 12/31/25 5,421
U.S. Treasury Long Bonds ..................... Short 5 571,250 12/19/25 (1,372)
U.S. Treasury Ultra Bonds ...................... Long 27 3,147,188 12/19/25 3,651
Total Futures Contracts ...................................................................... $(55,400)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 355,200 481,776 9/17/25 $ 1,617 $ —
British Pound ...... BZWS Buy 103,100 139,203 9/17/25 167 —
British Pound ...... GSCO Sell 13,400 18,055 9/17/25 — (59)
British Pound ...... MSCO Buy 59,600 79,752 9/17/25 815 —
British Pound ...... SSBT Buy 53,100 71,694 9/17/25 86 —
Danish Krone ...... BOFA Buy 178,800 27,844 9/17/25 208 —
Danish Krone ...... BOFA Sell 13,900 2,138 9/17/25 — (43)
Danish Krone ...... CITI Sell 99,500 15,301 9/17/25 — (309)
Danish Krone ...... SSBT Buy 100,500 15,517 9/17/25 250 —
Danish Krone ...... UBSW Sell 259,100 39,828 9/17/25 — (822)
Euro ............. BOFA Sell 226,000 262,545 9/17/25 933 (3,025)
Euro ............. BZWS Sell 150,800 174,499 9/17/25 — (2,082)
Euro ............. JPHQ Sell 191,200 219,256 9/17/25 — (4,633)
Euro ............. MSCO Buy 21,000 24,577 9/17/25 13 —
Euro ............. SSBT Sell 341,100 391,198 9/17/25 — (8,218)
Euro ............. UBSW Sell 124,800 143,155 9/17/25 — (2,981)
Norwegian Krone ... MSCO Buy 56,400 5,469 9/17/25 142 —
Norwegian Krone ... MSCO Sell 522,600 51,545 9/17/25 — (449)
Norwegian Krone ... SSBT Sell 487,800 48,090 9/17/25 — (441)
Swedish Krona ..... BOFA Sell 15,400 1,604 9/17/25 — (25)
Swedish Krona ..... BZWS Buy 93,300 9,780 9/17/25 86 —
Swedish Krona ..... MSCO Buy 27,000 2,831 9/17/25 25 —
Swedish Krona ..... SSBT Buy 1,897,400 198,877 9/17/25 1,779 —
Swedish Krona ..... TDOM Buy 33,300 3,491 9/17/25 31 —
Swiss Franc ....... BOFA Buy 53,600 66,037 9/17/25 1,067 —
Swiss Franc ....... BZWS Buy 4,200 5,176 9/17/25 82 —
Swiss Franc ....... MSCO Buy 7,500 9,252 9/17/25 138 —
Swiss Franc ....... MSCO Sell 8,700 10,958 9/17/25 66 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Putnam Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At August 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... UBSW Buy 36,300 44,870 9/17/25 $ 576 $ —
Australian Dollar .... BOFA Buy 82,600 54,384 10/15/25 — (287)
Australian Dollar .... CITI Sell 15,100 9,883 10/15/25 — (6)
Australian Dollar .... MSCO Sell 161,100 106,074 10/15/25 566 —
Australian Dollar .... UBSW Sell 32,100 20,896 10/15/25 — (127)
Israeli New Shekel .. UBSW Buy 213,800 63,808 10/15/25 265 —
Hong Kong Dollar ... CITI Buy 456,500 58,675 11/19/25 32 —
Hong Kong Dollar ... GSCO Buy 145,900 18,752 11/19/25 11 —
Hong Kong Dollar ... UBSW Sell 709,600 91,187 11/19/25 — (70)
Japanese Yen ...... BZWS Sell 5,612,700 38,592 11/19/25 77 —
Japanese Yen ...... MSCO Buy 14,221,900 97,066 11/19/25 527 —
Japanese Yen ...... SSBT Sell 1,422,900 9,711 11/19/25 — (53)
Japanese Yen ...... UBSW Buy 5,460,800 37,270 11/19/25 203 —
Singapore Dollar .... BZWS Buy 130,400 102,475 11/19/25 — (217)
Singapore Dollar .... JPHQ Buy 4,800 3,772 11/19/25 — (8)
Singapore Dollar .... MSCO Buy 39,500 30,970 11/19/25 6 —
Singapore Dollar .... SSBT Buy 12,400 9,722 11/19/25 2 —
Singapore Dollar .... UBSW Buy 4,600 3,606 11/19/25 1 —
Total Forward Exchange Contracts ................................................... $9,771 $(23,855)
Net unrealized appreciation (depreciation) ............................................ $(14,084)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 798,000 $ (11,891) $ 2,733 $ (14,624)
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 37,000 658 605 53
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 470,000 (2,455) (847) (1,608)
Total Interest Rate Swap Contracts ................................. $(13,688) $ 2,491 $(16,179)
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page 80 .

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Multi-
Asset Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $204,584,791
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 11,277,701
Value - Unaffiliated issuers .................................................................. $218,991,028
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 11,277,701
Cash .................................................................................... 48,532
Receivables:
Investment securities sold ................................................................... 25,190
Receivable for sales of TBA securities (Note 1 d ) .................................................. 1,018,320
Capital shares sold ........................................................................ 43,579
Dividends and interest ..................................................................... 1,616,676
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 15,112
Unrealized appreciation on OTC forward exchange contracts .......................................... 9,771
Prepaid expenses .......................................................................... 143,316
Other assets .............................................................................. 404
Total assets .......................................................................... 233,189,629
Liabilities:
Payables:
Investment securities purchased .............................................................. 769,564
Payable for purchases of TBA securities (Note 1 d ) ................................................ 7,837,930
Capital shares redeemed ................................................................... 131,030
Management fees ......................................................................... 55,798
Administrative fees ........................................................................ 1,192
Distribution fees .......................................................................... 34,655
Transfer agent fees ........................................................................ 73,978
Professional fees ......................................................................... 144,357
Trustees' fees and expenses ................................................................. 189,999
Variation margin on futures contracts ........................................................... 2,422
Variation margin on centrally cleared swap contracts ............................................... 2,754
Unrealized depreciation on OTC forward exchange contracts .......................................... 23,855
TBA sale commitments, at value (proceeds $1,018,320) (Note 1d) ...................................... 1,020,140
Accrued expenses and other liabilities ........................................................... 35,275
Total liabilities ......................................................................... 10,322,949
Net assets, at value ................................................................. $222,866,680
Net assets consist of:
Paid-in capital ............................................................................. $288,443,614
Total distributable earnings (losses) ............................................................. (65,576,934)
Net assets, at value ................................................................. $222,866,680

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Multi-
Asset Income
Fund
Class A:
Net assets, at value ....................................................................... $144,905,191
Shares outstanding ........................................................................ 13,123,068
Net asset value per share
a ,b
.................................................................. $11.04
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $11.50
Class C:
Net assets, at value ....................................................................... $3,679,592
Shares outstanding ........................................................................ 332,965
Net asset value and maximum offering price per share
a ,b
............................................ $11.05
Class P:
Net assets, at value ....................................................................... $46,812,515
Shares outstanding ........................................................................ 4,234,451
Net asset value and maximum offering price per share
b
............................................. $11.06
Class R:
Net assets, at value ....................................................................... $1,544,281
Shares outstanding ........................................................................ 139,834
Net asset value and maximum offering price per share
b
............................................. $11.04
Class R5:
Net assets, at value ....................................................................... $11,843
Shares outstanding ........................................................................ 1,072
Net asset value and maximum offering price per share
b
............................................. $11.05
Class R6:
Net assets, at value ....................................................................... $752,461
Shares outstanding ........................................................................ 68,108
Net asset value and maximum offering price per share
b
............................................. $11.05
Class Y:
Net assets, at value ....................................................................... $25,160,797
Shares outstanding ........................................................................ 2,277,094
Net asset value and maximum offering price per share
b
............................................. $11.05
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Multi-
Asset Income
Fund
Investment income:
Dividends: (net of foreign taxes of $48,324)
Unaffiliated issuers ........................................................................ $1,633,873
Non-controlled affiliates (Note 3 g ) ............................................................. 529,812
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... 442,262
Paid in cash
a
........................................................................... 8,174,098
Total investment income ................................................................... 10,780,045
Expenses:
Management fees (Note 3 a ) ................................................................... 1,022,310
Administrative fees (Note 3 b ) .................................................................. 4,450
Distribution fees: (Note 3c )
    Class A ................................................................................ 359,774
    Class C ................................................................................ 51,041
    Class R ................................................................................ 7,492
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 240,424
    Class C ................................................................................ 8,465
    Class P ................................................................................ 4,196
    Class R ................................................................................ 2,450
    Class R5 ............................................................................... 18
    Class R6 ............................................................................... 1,003
    Class Y ................................................................................ 51,275
Custodian fees (Note 4 ) ...................................................................... 58,474
Reports to shareholders fees .................................................................. 25,438
Registration and filing fees .................................................................... 94,203
Professional fees ........................................................................... 174,372
Trustees' fees and expenses (Note 3f) ........................................................... 8,271
Organization costs .......................................................................... 13,746
Other .................................................................................... 14,750
Total expenses ......................................................................... 2,142,152
Expense reductions (Note 4 ) ............................................................... (6,037)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (493,598)
Net expenses ......................................................................... 1,642,517
Net investment income ................................................................ 9,137,528

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Multi-
Asset Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,112,581
Written options ........................................................................... 108,483
Foreign currency transactions ................................................................ (1,923)
Forward exchange contracts ................................................................. (2,044)
Futures contracts ......................................................................... (946,707)
TBA sale commitments ..................................................................... (49,257)
Swap contracts ........................................................................... (68,530)
Net realized gain (loss) .................................................................. 7,152,603
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,557,990)
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,828
Written options ........................................................................... (99,937)
Forward exchange contracts ................................................................. 4,837
Futures contracts ......................................................................... 18,077
TBA sale commitments ..................................................................... (1,989)
Swap contracts ........................................................................... (2,069)
Net change in unrealized appreciation (depreciation) ............................................ (1,636,243)
Net realized and unrealized gain (loss) ............................................................ 5,516,360
Net increase (decrease) in net assets resulting from operations .......................................... $14,653,888
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
Includes amortization of premium and accretion of discount.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Putnam Multi-Asset Income Fund
Year Ended
August 31, 2025*
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,137,528 $7,658,327
Net realized gain (loss) ................................................. 7,152,603 8,641,712
Net change in unrealized appreciation (depreciation) ........................... (1,636,243) 15,445,826
Net increase (decrease) in net assets resulting from operations ................ 14,653,888 31,745,865
Distributions to shareholders:
Class A ............................................................. (6,036,883) (5,262,981)
Class C ............................................................. (172,750) (232,105)
Class P ............................................................. (1,937,247) (1,028,128)
Class R ............................................................. (58,978) (64,357)
Class R5 ............................................................ (513) (424)
Class R6 ............................................................ (92,248) (179,104)
Class Y ............................................................. (1,364,653) (1,390,964)
Total distributions to shareholders .......................................... (9,663,272) (8,158,063)
Capital share transactions: (Note 2 )
Class A ............................................................. (5,977,438) (9,918,896)
Class C ............................................................. (3,018,473) (6,182,483)
Class P ............................................................. 11,592,931 10,723,638
Class R ............................................................. (47,409) (926,376)
Class R5 ............................................................ — 203
Class R6 ............................................................ (3,127,380) (1,516,505)
Class Y ............................................................. (10,043,007) (8,828,149)
Total capital share transactions ............................................ (10,620,776) (16,648,568)
Net increase (decrease) in net assets ................................... (5,630,160) 6,939,234
Net assets:
Beginning of year ....................................................... 228,496,840 221,557,606
End of year ........................................................... $222,866,680 $228,496,840
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements
Putnam Multi-Asset Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Multi-Asset Income Fund (Fund) is included in this report.
The Fund offers seven classes of shares: Class A, Class C,
Class P, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At August 31, 2025,
the Fund had OTC derivatives in a net liability position of
$16,409.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Futures
contracts outstanding at period end, if any, are listed in the
Fund's Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Multi-Asset Income Ltd.
(FT Subsidiary)
Effective July 7, 2025, the Fund can invest in certain
financial instruments, warrants or commodities through its
investments in FT Subsidiary. FT Subsidiary, a Cayman
Islands exempted company with limited liability, is a wholly-
owned subsidiary of the Fund. FT Subsidiary is able to
invest in certain financial instruments consistent with the
investment objective of the Fund. At August 31, 2025,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Schedule of Investments and Consolidated
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At August
31, 2025, the net assets of FT Subsidiary were $14,044,
representing 0.01% of the Fund's consolidated net assets.
The Fund’s investment in FT Subsidiary is limited to 25% of
consolidated assets.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Consolidated Statement
of Operations. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized
as income over the expected term of the loan. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
f. Senior Floating Rate Interests
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,160,275 $12,484,017 1,198,291 $12,019,313
Shares issued in reinvestment of distributions .......... 550,533 5,899,318 507,436 5,131,453
Shares redeemed ............................... (2,276,681) (24,360,773) (2,678,846) (27,069,662)
Net increase (decrease) .......................... (565,873) $(5,977,438) (973,119) $(9,918,896)
Class C Shares:
Shares sold ................................... 30,066 $323,867 42,801 $430,639
Shares issued in reinvestment of distributions .......... 16,030 171,750 22,967 230,777
Shares redeemed
a
.............................. (327,269) (3,514,090) (691,508) (6,843,899)
Net increase (decrease) .......................... (281,173) $(3,018,473) (625,740) $(6,182,483)
Class P Shares:
Shares sold ................................... 4,359,398 $47,202,041 1,760,985 $17,855,156
Shares issued in reinvestment of distributions .......... 180,481 1,937,194 101,263 1,028,128
Shares redeemed ............................... (3,447,595) (37,546,304) (798,730) (8,159,646)
Net increase (decrease) .......................... 1,092,284 $11,592,931 1,063,518 $10,723,638
Class R Shares:
Shares sold ................................... 4,975 $53,044 6,164 $62,775
Shares issued in reinvestment of distributions .......... 5,460 58,525 6,350 64,165
Shares redeemed ............................... (14,745) (158,978) (105,979) (1,053,316)
Net increase (decrease) .......................... (4,310) $(47,409) (93,465) $(926,376)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class R5 Shares:
Shares issued in reinvestment of distributions .......... — $— 21 $203
Net increase (decrease) .......................... — $— 21 $203
Class R6 Shares:
Shares sold ................................... 30,657 $329,123 82,296 $820,028
Shares issued in reinvestment of distributions .......... 8,561 91,725 17,774 178,878
Shares redeemed ............................... (331,839) (3,548,228) (246,819) (2,515,411)
Net increase (decrease) .......................... (292,621) $(3,127,380) (146,749) $(1,516,505)
Class Y Shares:
Shares sold ................................... 187,789 $2,028,074 258,267 $2,635,403
Shares issued in reinvestment of distributions .......... 125,454 1,344,290 135,893 1,371,098
Shares redeemed ............................... (1,255,706) (13,415,371) (1,281,440) (12,834,650)
Net increase (decrease) .......................... (942,463) $(10,043,007) (887,280) $(8,828,149)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended August 31, 2025, the gross effective investment management fee rate was 0.454% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,978
CDSC retained .............................................................................. $425
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
December 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.40% of the Fund’s average net assets.
i. Other Affiliated Transactions
At August 31, 2025, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 14.7% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended August 31, 2025, the fees were reduced as noted in the Consolidated Statement of Operations. Effective May 19, 2025,
earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.079% . $2,432,711 $41,913,797 $(44,346,508) $— $— $— — $77,661
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $ 6,785,670 $ 70,796,504 $ (66,304,473) $ — $ — $ 11,277,701 11,277,701 $ 452,151
Total Affiliated Securities ... $9,218,381 $112,710,301 $(110,650,981) $— $— $11,277,701 $529,812
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
During the year ended August 31, 2025, the Fund utilized $6,835,814 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$222,040,369 and $231,079,140, respectively.
7. Credit Risk
At August 31, 2025, the Fund had 13.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,624,183
Long term ................................................................................ 31,255,425
Total capital loss carryforwards ............................................................... $79,879,608
2025 2024
Distributions paid from:
Ordinary income .......................................................... $9,663,272 $8,158,063
Cost of investments .......................................................................... $215,078,160
Unrealized appreciation ........................................................................ $19,361,619
Unrealized depreciation ........................................................................ (5,274,362)
Net unrealized appreciation (depreciation) .......................................................... $14,087,257
Distributable earnings:
Undistributed ordinary income ................................................................... $211,278

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
8. Other Derivative Information
At August 31, 2025, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
For the year ended August 31, 2025, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Multi-Asset Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 33,769
a
Variation margin on futures
contracts
$ 38,632
a
Variation margin on centrally
cleared swap contracts
53
b
Variation margin on centrally
cleared swap contracts
16,232
b
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
9,771 Unrealized depreciation on OTC
forward exchange contracts
23,855
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
50,537
a
Total .................... $43,593 $129,256
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the
variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Multi-Asset Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(1,333,478) Futures contracts $43,619
Swap contracts (68,530) Swap contracts (2,069)
Foreign exchange contracts .....
Forward exchange contracts (2,044) Forward exchange contracts 4,837
Equity contracts ..............
Investments (340,630)
a
Investments 312,830
a
Written options 108,483 Written options (99,937)
Futures contracts 386,771 Futures contracts (25,542)
Total ....................... $(1,249,428) $233,738

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
For the year ended August 31, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 8 regarding derivative financial instruments.
See Abbreviations on page 80 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the reporting period, the Fund did not use the
Global Credit Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Consolidated Statement of Operations.
Putnam Multi-Asset
Income Fund
Futures contracts .......................................................................... $ 23,164,434
Swap contracts ............................................................................ 3,246,231
Forwards exchange contracts ................................................................. 2,837,607
Options .................................................................................. 7,984,262
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,024,763 $ 187,696 $ — $ 1,212,459
Air Freight & Logistics ................... 706,836 46,626 — 753,462
Automobile Components ................. 61,451 74,387 — 135,838
Automobiles .......................... 998,336 398,815 — 1,397,151
Banks ............................... 1,916,367 1,682,130 — 3,598,497
Beverages ........................... 953,317 38,716 — 992,033
Biotechnology ......................... 523,809 — — 523,809
Broadline Retail ....................... 1,494,679 37,748 — 1,532,427
Building Products ...................... 189,090 138,616 — 327,706
Capital Markets ........................ 1,859,289 256,943 — 2,116,232
Chemicals ........................... 523,309 177,141 — 700,450
Commercial Services & Supplies ........... 60,131 — — 60,131
Communications Equipment .............. 1,260,687 — — 1,260,687
Construction & Engineering ............... 84,493 165,524 — 250,017
Construction Materials .................. — 162,125 — 162,125
Consumer Finance ..................... 172,560 — — 172,560
Consumer Staples Distribution & Retail ...... 138,390 149,284 — 287,674
Containers & Packaging ................. 52,901 — — 52,901
Diversified Consumer Services ............ 731,790 — — 731,790
Diversified REITs ...................... 58,498 73,418 — 131,916
Diversified Telecommunication Services ..... 876,393 134,506 — 1,010,899
Electric Utilities ........................ 828,189 338,343 — 1,166,532
Electrical Equipment .................... 1,222,999 178,080 — 1,401,079
Electronic Equipment, Instruments &
Components ........................ 73,057 — — 73,057
Energy Equipment & Services ............. 250,289 — — 250,289
Entertainment ......................... 264,120 29,683 — 293,803
Financial Services ...................... 1,117,951 113,102 — 1,231,053
Food Products ........................ 349,640 274,762 — 624,402
Gas Utilities .......................... 22,069 — — 22,069
Ground Transportation .................. 890,503 — — 890,503
Health Care Equipment & Supplies ......... 397,972 148,966 — 546,938
Health Care Providers & Services .......... 183,111 — — 183,111
Health Care REITs ..................... 85,336 — — 85,336
Health Care Technology ................. 43,168 — — 43,168
Hotel & Resort REITs ................... 72,074 — — 72,074
Hotels, Restaurants & Leisure ............. 307,536 127,944 — 435,480
Household Durables .................... 117,964 10,933 — 128,897
Household Products .................... 162,322 — — 162,322
Independent Power and Renewable Electricity
Producers .......................... 98,204 — 11 98,215
Industrial Conglomerates ................ 46,973 150,858 — 197,831
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Industrial REITs ....................... $ 55,070 $ — $ — $ 55,070
Insurance ............................ 1,423,481 829,998 — 2,253,479
Interactive Media & Services .............. 4,744,248 63,096 — 4,807,344
IT Services ........................... 62,290 55,154 — 117,444
Leisure Products ....................... 69,314 — — 69,314
Life Sciences Tools & Services ............ 17,218 — — 17,218
Machinery ............................ 299,736 259,394 — 559,130
Marine Transportation ................... 121,090 71,455 — 192,545
Media ............................... 943,322 123,371 — 1,066,693
Metals & Mining ....................... 142,004 450,818 — 592,822
Mortgage Real Estate Investment Trusts
(REITs) ............................ 999,045 — — 999,045
Multi-Utilities .......................... 77,200 187,372 — 264,572
Office REITs .......................... 5,702 — — 5,702
Oil, Gas & Consumable Fuels ............. 1,415,044 588,770 — 2,003,814
Paper & Forest Products ................. 9,134 — — 9,134
Passenger Airlines ..................... 85,887 52,304 — 138,191
Personal Care Products ................. — 87,803 — 87,803
Pharmaceuticals ....................... 3,747,805 885,159 — 4,632,964
Professional Services ................... 856,916 103,002 — 959,918
Real Estate Management & Development .... 23,221 — — 23,221
Residential REITs ...................... 105,509 — — 105,509
Retail REITs .......................... 939,677 4,807 — 944,484
Semiconductors & Semiconductor Equipment . 6,587,113 382,855 — 6,969,968
Software ............................. 3,365,446 122,488 — 3,487,934
Specialized REITs ...................... 495,581 — — 495,581
Specialty Retail ........................ 1,166,319 149,635 — 1,315,954
Technology Hardware, Storage & Peripherals . 3,616,906 64,383 — 3,681,289
Textiles, Apparel & Luxury Goods .......... 69,769 324,375 — 394,144
Tobacco ............................. 497,820 261,847 — 759,667
Trading Companies & Distributors .......... 36,239 437,812 — 474,051
Transportation Infrastructure .............. — 87,533 — 87,533
Water Utilities ......................... 9,740 18,410 — 28,150
Wireless Telecommunication Services ....... 60,436 70,111 — 130,547
Convertible Preferred Stocks ................ 207,837 — — 207,837
Preferred Stocks ......................... — 98,233 — 98,233
Rights ................................. — — 308 308
Convertible Bonds ....................... — 398,348 — 398,348
Corporate Bonds ........................ — 61,920,510 — 61,920,510
Senior Floating Rate Interests ............... — 1,616,132 — 1,616,132
Foreign Government and Agency Securities .... — 10,105,393 — 10,105,393
U.S. Government and Agency Securities ....... — 22,284,489 — 22,284,489
Asset-Backed Securities ................... — 9,423,323 — 9,423,323
Commercial Mortgage-Backed Securities ...... — 5,843,415 — 5,843,415
Mortgage-Backed Securities ................ — 34,914,719 — 34,914,719
Residential Mortgage-Backed Securities ....... — 8,667,661 — 8,667,661
Agency Commercial Mortgage-Backed Securities — 428,484 — 428,484
Short Term Investments ................... 11,312,720 — — 11,312,720
Total Investments in Securities ........... $63,789,405 $166,479,005
a
$319 $230,268,729
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Funds within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $9,771 $— $9,771
Futures Contracts ....................... 33,769 — — 33,769
Swap Contracts ......................... — 53 — 53
Total Other Financial Instruments ......... $33,769 $9,824 $— $43,593
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,020,140 $ — $ 1,020,140
Forward Exchange Contracts ............... — 23,855 — 23,855
Futures Contracts ........................ 89,169 — — 89,169
Swap Contracts ......................... — 16,232 — 16,232
Total Other Financial Instruments ......... $89,169 $1,060,227 $— $1,149,396
a
Includes foreign securities valued at $10,876,531, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
CLO
Collateralized Loan Obligation
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.34%

Putnam Asset Allocation Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Putnam Multi-Asset Income Fund (one of the funds constituting Putnam Asset Allocation Funds) and its subsidiary (collectively referred to hereafter as the “Fund”) as of August 31, 2025, the related consolidated statement of operations for the year ended August 31, 2025, the consolidated statement of changes in net assets for the year ended
August 31, 2025, the statement of changes in net assets for the year ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Asset Allocation Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $940,716
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,429,597
Qualified Net Interest Income (QII) §871(k)(1)(C) $6,118,767
Section 163(j) Interest Earned §163(j) $7,328,967

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
Putnam Multi-Asset Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”), and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts (as well as the initial approval of the management and subadvisory contracts of its wholly-
owned subsidiary), effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least December 30, 2026. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual fund operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.40% of its average net assets through at least December 30, 2026. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the
Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Conservative Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the three-year period ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year period and the period since inception ended December 31, 2024, there were 297 and 294 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities
One-year period Three-year period Five-year period
1
st
1st 1st

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39362-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 29, 2025